UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:

Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification – March 31, 2017 (unaudited)1,2

Percentage of net assets
Bonds
Corporate bonds
Air freight & logistics	0.12%
Airlines	0.07
Automobiles	0.09
Banks	8.43
Beverages	1.38
Biotechnology	0.70
Capital markets	2.11
Chemicals	0.47
Commercial services & supplies	0.13
Communications equipment	0.14
Construction & engineering	0.64
Consumer finance	0.57
Containers & packaging	0.08
Diversified financial services	1.34
Diversified telecommunication services	2.29
Electric utilities	2.50
Electrical equipment	0.07
Energy equipment & services	0.20
Equity real estate investment trusts (REITs)	0.66
Food & staples retailing	0.27
Food products	0.59
Gas utilities	0.81
Health care equipment & supplies	0.42
Health care providers & services	0.55
Hotels, restaurants & leisure	0.06
Household products	0.35
Independent power and renewable electricity producers	0.21
Industrial conglomerates	0.40
Insurance	3.94
Internet software & services	0.34
IT services	0.06
Life sciences tools & services	0.07
Machinery	0.13
Media	1.37
Metals & mining	0.64
Multi-utilities	0.49
Oil, gas & consumable fuels	4.44
Pharmaceuticals	1.69
Real estate management & development	0.06
Road & rail	0.48
Software	0.43
Specialty retail	0.16
Technology hardware, storage & peripherals	0.55
Tobacco	0.98
Transportation infrastructure	0.42
Water utilities	0.50
Wireless telecommunication services	0.50
Total corporate bonds	42.90%
Asset-backed securities	0.14
Collateralized debt obligation	0.00 [3]
Collateralized mortgage obligation	0.00 [3]
Non-U.S. government obligations	0.24
U.S. treasury obligation	13.00
Total bonds	56.28%
Exchange traded fund	4.49
Short-term investments	28.72
Investment of cash collateral from securities loaned	0.49
Total investments	89.98%
Cash and other assets, less liabilities	10.02
Net assets	100.00%

1 Figures represent the direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

3 Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds: 56.28%
Corporate bonds: 42.90%
Australia: 2.50%
Adani Abbot Point Terminal Pty. Ltd.,
6.750%, due 11/01/18[1]	AUD	700,000	$536,245
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]	$20,000		20,427
4.200%, due 03/23/25[2]	310,000		316,625
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	220,000	242,087
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[1]	$250,000		259,704
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]	EUR	150,000	168,142
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43	$105,000		117,853
National Australia Bank Ltd.,
2.000%, due 11/12/24[1,3]	EUR	250,000	273,825
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]	325,000		368,571
5.450%, due 10/14/21[1]	$235,000		249,739
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]	205,000		205,388
6.750%, due 12/02/44[1,3]	395,000		430,550
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	155,000	169,736
Scentre Group Trust 1,
1.375%, due 03/22/23[1]	200,000		219,581
1.500%, due 07/16/20[1]	150,000		165,726
SGSP Australia Assets Pty. Ltd.,
2.000%, due 06/30/22[1]	125,000		141,533
3.250%, due 07/29/26	$200,000		193,348
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	120,000		131,049
Transurban Finance Co. Pty. Ltd.,
1.875%, due 09/16/24	EUR	100,000	111,838
Westpac Banking Corp.,
2.800%, due 01/11/22	$105,000		105,619
Total Australia corporate bonds			4,427,586

Belgium: 0.61%
AG Insurance SA,
3.500%, due 06/30/47[1,3]	EUR	300,000	319,080
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]	320,000		349,699
1.500%, due 03/17/25[1]	280,000		309,760
RESA SA,
1.000%, due 07/22/26[1]	100,000		105,243
Total Belgium corporate bonds			1,083,782

Bermuda: 0.11%
Bacardi Ltd.,
2.750%, due 07/03/23[1]	170,000		200,692

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Brazil: 0.13%
Vale SA,
5.625%, due 09/11/42	$245,000		$229,739

Canada: 0.66%
Bank of Montreal,
6.020%, due 05/02/18	CAD	250,000	197,695
Bell Canada, Inc.,
4.750%, due 09/29/44	50,000		39,554
Nexen Energy ULC,
6.400%, due 05/15/37	$195,000		239,380
Royal Bank of Canada,
2.980%, due 05/07/19[1]	CAD	190,000	147,601
Suncor Energy, Inc.,
6.500%, due 06/15/38	$220,000		276,558
TELUS Corp.,
3.750%, due 01/17/25	CAD	65,000	51,642
Yamana Gold, Inc.,
4.950%, due 07/15/24	$210,000		211,050
Total Canada corporate bonds			1,163,480

Cayman Islands: 0.69%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]	125,000		138,186
Noble Holding International Ltd.,
7.700%, due 04/01/25	110,000		103,675
Phoenix Group Holdings,
5.750%, due 07/07/21[1]	GBP	180,000	252,755
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]	$200,000		204,281
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	90,000	114,116
Transocean, Inc.,
6.800%, due 03/15/38[4]	$145,000		119,263
XLIT Ltd.,
5.250%, due 12/15/43	85,000		91,030
Yorkshire Water Services Bradford Finance Ltd.,
3.750%, due 03/22/46[1,3]	GBP	100,000	134,972
6.000%, due 04/24/25[3]	50,000		62,802
Total Cayman Islands corporate bonds			1,221,080

Curacao: 0.04%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	$75,000		76,219

Czech Republic: 0.16%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	255,000	290,632

Finland: 0.36%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]	230,000		263,801
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]	125,000		139,939
4.625%, due 02/04/19[1]	195,000		224,189
Total Finland corporate bonds			627,929

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
France: 1.86%
APRR SA,
2.250%, due 01/16/20[1]	EUR	300,000	$338,288
Arkema SA,
1.500%, due 01/20/25[1]	100,000		108,893
AXA SA,
3.375%, due 07/06/47[1,3]	100,000		110,429
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]	100,000		113,042
BNP Paribas SA,
2.700%, due 08/20/18	$200,000		202,081
2.875%, due 03/20/26[1,3]	EUR	115,000	127,583
Credit Agricole SA,
1.875%, due 12/20/26[1]	100,000		106,185
Credit Logement SA,
0.820%, due 06/16/17[1,3,5]	150,000		132,137
Electricite de France SA,
5.594%, due 01/22/24[2,3,5]	$180,000		176,625
6.950%, due 01/26/39[2]	95,000		120,943
Engie SA,
4.750%, due 07/10/21[1,3,5]	EUR	200,000	234,995
Orange SA,
5.875%, due 02/07/22[1,3,5]	GBP	170,000	231,097
RTE Reseau de Transport d’Electricite SA,
1.000%, due 10/19/26[1]	EUR	100,000	104,783
Sanofi,
0.000%, due 01/13/20[1]	300,000		319,324
TDF Infrastructure SAS,
2.875%, due 10/19/22[1]	100,000		115,433
Total Capital International SA,
1.550%, due 06/28/17	$465,000		465,341
TOTAL SA,
2.625%, due 02/26/25[1,3,5]	EUR	165,000	168,626
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]	100,000		112,764
Total France corporate bonds			3,288,569

Germany: 0.63%
Allianz SE,
4.750%, due 10/24/23[1,3,5]	100,000		120,172
alstria office REIT-AG,
2.250%, due 03/24/21[1]	400,000		450,439
Henkel AG & Co. KGaA,
0.875%, due 09/13/22[1]	GBP	85,000	105,188
1.500%, due 09/13/19[1]	$380,000		377,844
LANXESS AG,
0.250%, due 10/07/21[1]	EUR	50,000	53,007
Total Germany corporate bonds			1,106,650

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Hong Kong: 0.26%
AIA Group Ltd.,
1.750%, due 03/13/18[1]	$470,000		$468,393

Ireland: 1.02%
Aquarius & Investments plc for Swiss Reinsurance Co. Ltd.,
6.375%, due 09/01/24[1,3]	200,000		213,000
GAS Networks Ireland,
1.375%, due 12/05/26[1]	EUR	120,000	128,984
GE Capital International Funding Co. Unlimited Co.,
2.342%, due 11/15/20	$374,000		375,443
4.418%, due 11/15/35	604,000		637,855
Perrigo Co. plc,
4.000%, due 11/15/23	200,000		203,597
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	165,000		161,582
3.200%, due 09/23/26	90,000		85,938
Total Ireland corporate bonds			1,806,399

Italy: 0.82%
Autostrade per l’Italia SpA,
1.125%, due 11/04/21[1]	EUR	110,000	120,487
CDP Reti SpA,
1.875%, due 05/29/22[1]	155,000		168,785
Intesa Sanpaolo SpA,
3.875%, due 01/16/18	$320,000		324,319
4.375%, due 10/15/19[1]	EUR	100,000	117,209
Italgas SpA,
1.625%, due 01/19/27[1]	250,000		267,970
Snam SpA,
0.875%, due 10/25/26[1]	100,000		100,955
UniCredit SpA,
6.375%, due 05/02/23[1,3]	$340,000		350,370
Total Italy corporate bonds			1,450,095

Japan: 0.18%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.350%, due 09/08/19[1]	200,000		200,593
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21	125,000		126,037
Total Japan corporate bonds			326,630

Jersey: 0.43%
AA Bond Co. Ltd.,
2.875%, due 01/31/22[1]	GBP	174,000	221,717
4.720%, due 07/31/18[1]	10,000		13,058
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]	140,000		211,383
Heathrow Funding Ltd.,
4.600%, due 02/15/18[1]	EUR	200,000	221,680
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,5]	GBP	70,000	94,719
Total Jersey corporate bonds			762,557

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Luxembourg: 0.30%
Actavis Funding SCS,
1.300%, due 06/15/17	$85,000		$84,992
3.450%, due 03/15/22	175,000		178,321
4.750%, due 03/15/45	155,000		156,030
Glencore Finance Europe SA,
1.875%, due 09/13/23[1]	EUR	100,000	108,470
Total Luxembourg corporate bonds			527,813

Mexico: 0.29%
America Movil SAB de CV,
5.000%, due 03/30/20	$185,000		197,717
5.125%, due 09/06/73[1,3]	EUR	145,000	162,420
Petroleos Mexicanos,
5.500%, due 02/24/25[1]	130,000		156,325
Total Mexico corporate bonds			516,462

Netherlands: 3.47%
ABN AMRO Bank NV,
4.875%, due 01/16/19[1]	GBP	150,000	201,829
Achmea BV,
2.500%, due 11/19/20[1]	EUR	380,000	436,111
4.250%, due 02/04/25[1,3,5]	105,000		106,974
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]	255,000		289,105
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[1]	245,000		277,661
Cooperatieve Rabobank UA,
1.700%, due 03/19/18	$330,000		330,492
2.500%, due 05/26/26[1,3]	EUR	265,000	295,764
5.500%, due 06/29/20[1,3,5]	250,000		274,701
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[1,3,5]	215,000		243,975
Deutsche Telekom International Finance BV,
1.500%, due 04/03/28[1]	70,000		74,227
6.500%, due 04/08/22	GBP	70,000	109,308
EDP Finance BV,
2.000%, due 04/22/25[1]	EUR	155,000	164,828
ELM BV for Swiss Reinsurance Co. Ltd.,
2.600%, due 09/01/25[1,3,5]	130,000		136,266
Heineken NV,
2.125%, due 08/04/20[1]	285,000		323,635
ING Bank NV,
4.125%, due 11/21/23[1,3]	$210,000		214,179
ING Groep NV,
3.150%, due 03/29/22	200,000		200,512
Mylan NV,
3.125%, due 11/22/28[1]	EUR	180,000	200,938
NN Group NV,
0.875%, due 01/13/23[1]	170,000		181,457

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
Nomura Europe Finance NV,
1.500%, due 05/12/21[1]	EUR	180,000	$199,156
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]	210,000		216,877
2.750%, due 04/08/21[1]	175,000		202,215
Ren Finance BV,
2.500%, due 02/12/25[1]	180,000		199,099
Shell International Finance BV,
1.250%, due 11/10/17	$285,000		284,962
4.375%, due 05/11/45	325,000		329,805
TenneT Holding BV,
6.655%, due 06/01/17[3,5]	EUR	100,000	107,680
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]	220,000		222,173
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23	$215,000		203,829
Vonovia Finance BV,
4.000%, due 12/17/21[1,3,5]	EUR	100,000	112,281
Total Netherlands corporate bonds			6,140,039

Norway: 0.29%
DNB Bank ASA,
3.200%, due 04/03/17[2]	$200,000		200,031
Statoil ASA,
3.125%, due 08/17/17	175,000		176,116
4.800%, due 11/08/43	130,000		143,486
Total Norway corporate bonds			519,633

Portugal: 0.12%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18[1]	EUR	100,000	109,861
Galp Gas Natural Distribuicao SA,
1.375%, due 09/19/23[1]	100,000		105,275
Total Portugal corporate bonds			215,136

Singapore: 0.14%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[1,3]	$250,000		254,398

Spain: 0.65%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	175,000	194,418
Banco Santander SA,
1.375%, due 02/09/22[1]	200,000		215,222
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]	100,000		107,972
Santander Issuances SAU,
3.250%, due 04/04/26[1]	100,000		110,987

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
Spain—(Concluded)
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]	EUR	300,000	$360,397
5.213%, due 03/08/47	$150,000		152,359
Total Spain corporate bonds			1,141,355

Sweden: 0.44%
Nordea Bank AB,
1.875%, due 11/10/25[1,3]	EUR	140,000	154,911
PGE Sweden AB,
1.625%, due 06/09/19[1]	100,000		109,739
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$115,000		124,021
5.125%, due 03/30/20[2]	175,000		188,728
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	200,000		200,029
Total Sweden corporate bonds			777,428

Switzerland: 0.36%
Credit Suisse AG,
3.000%, due 10/29/21	380,000		383,425
Credit Suisse Group AG,
4.282%, due 01/09/28[2]	250,000		248,773
Total Switzerland corporate bonds			632,198

United Kingdom: 5.29%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	100,000	145,597
Aon plc,
2.875%, due 05/14/26	EUR	155,000	182,139
4.750%, due 05/15/45	$200,000		199,719
Arqiva Financing plc,
4.040%, due 06/30/20[1]	GBP	225,000	301,460
4.882%, due 12/31/32[1]	130,000		185,445
Aviva plc,
0.100%, due 12/13/18[1]	EUR	120,000	128,186
5.125%, due 06/04/50[1,3]	GBP	180,000	230,222
Barclays Bank plc,
2.250%, due 05/10/17[1]	$200,000		200,179
6.625%, due 03/30/22[1]	EUR	110,000	145,471
Barclays plc,
1.875%, due 12/08/23[1]	120,000		130,818
3.684%, due 01/10/23	$235,000		235,980
4.375%, due 09/11/24	350,000		352,437
BAT International Finance plc,
0.875%, due 10/13/23[1]	EUR	120,000	127,022
2.375%, due 01/19/23[1]	250,000		289,357
BP Capital Markets plc,
1.375%, due 05/10/18	$135,000		134,632
2.750%, due 05/10/23	90,000		88,861
British Telecommunications plc,
0.625%, due 03/10/21[1]	EUR	100,000	107,061
BUPA Finance plc,
3.375%, due 06/17/21[1]	GBP	110,000	148,457
6.125%, due 09/16/20[3,5]	85,000		117,492
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	140,000	151,462

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Continued)
Diageo Capital plc,
3.875%, due 04/29/43	$115,000		$111,333
EE Finance plc,
4.375%, due 03/28/19[1]	GBP	145,000	193,507
GlaxoSmithKline Capital plc,
1.500%, due 05/08/17	$225,000		225,001
HSBC Holdings plc,
5.100%, due 04/05/21	355,000		385,909
Imperial Brands Finance plc,
1.375%, due 01/27/25[1]	EUR	100,000	106,911
2.950%, due 07/21/20[2]	$305,000		308,849
9.000%, due 02/17/22[1]	GBP	75,000	126,322
Lloyds Banking Group plc,
1.000%, due 11/09/23[1]	EUR	436,000	457,961
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	130,000	192,268
National Grid Gas Finance plc,
2.750%, due 09/22/46[1]	100,000		122,872
Northern Gas Networks Finance plc,
5.875%, due 07/08/19	75,000		104,649
Northumbrian Water Finance plc,
1.625%, due 10/11/26[1]	100,000		121,371
Prudential plc,
1.375%, due 01/19/18[1]	170,000		214,080
5.000%, due 07/20/55[1,3]	100,000		127,006
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	$200,000		197,084
Royal Bank of Scotland plc (The),
6.934%, due 04/09/18	EUR	290,000	329,450
Santander UK Group Holdings plc,
3.571%, due 01/10/23	$200,000		199,970
Santander UK plc,
4.000%, due 03/13/24	185,000		193,661
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	100,000	136,888
Sky plc,
2.500%, due 09/15/26[1]	EUR	150,000	171,781
Southern Gas Networks plc,
2.500%, due 02/03/25[1]	GBP	115,000	151,401
SSE plc,
3.875%, due 09/10/20[1,3,5]	100,000		127,483
Standard Chartered plc,
4.000%, due 07/12/22[1,3]	$350,000		351,750
State Grid Europe Development 2014 plc, Series A,
1.500%, due 01/26/22[1]	EUR	125,000	137,184
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	GBP	185,000	322,020

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
Vodafone Group plc,
4.375%, due 02/19/43		$55,000	$50,274
Wales & West Utilities Finance plc,
6.750%, due 12/17/36[3]	GBP	50,000	68,017
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]	100,000		174,741
WPP Finance 2010,
3.750%, due 09/19/24		$130,000	131,782
WPP Finance 2013,
0.430%, due 03/23/18[1]	EUR	210,000	224,338
Total United Kingdom corporate bonds			9,367,860

United States: 20.71%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$275,000	324,167
ABB Finance USA, Inc.,
2.875%, due 05/08/22	170,000		171,904
Abbott Laboratories,
3.750%, due 11/30/26	185,000		184,747
4.900%, due 11/30/46	205,000		212,549
AbbVie, Inc.,
1.375%, due 05/17/24	EUR	405,000	437,773
2.900%, due 11/06/22		$145,000	144,437
4.400%, due 11/06/42	105,000		100,222
Aetna, Inc.,
3.500%, due 11/15/24	205,000		209,325
Albemarle Corp.,
1.875%, due 12/08/21[1]	EUR	109,000	122,195
Alphabet, Inc.,
1.998%, due 08/15/26		$435,000	401,690
Altria Group, Inc.,
4.250%, due 08/09/42	450,000		438,588
American International Group, Inc.,
3.375%, due 08/15/20	225,000		230,748
Amgen, Inc.,
4.400%, due 05/01/45	95,000		92,184
Anadarko Petroleum Corp.,
3.450%, due 07/15/24	70,000		68,246
4.850%, due 03/15/21	65,000		69,528
Anheuser-Busch InBev Worldwide, Inc.,
3.750%, due 01/15/22	390,000		408,407
Apache Corp.,
4.250%, due 01/15/44	350,000		328,206
Apple, Inc.,
1.300%, due 02/23/18	85,000		85,029
3.850%, due 08/04/46	310,000		295,098
AT&T, Inc.,
3.000%, due 02/15/22	160,000		159,613
4.750%, due 05/15/46	345,000		322,935
5.000%, due 03/01/21	340,000		366,789
5.550%, due 08/15/41	210,000		221,829
Avery Dennison Corp.,
1.250%, due 03/03/25	EUR	140,000	147,670
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46		$115,000	104,222

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Bank of America Corp.,
3.875%, due 08/01/25		$710,000	$722,517
5.875%, due 02/07/42		135,000	163,073
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		120,000	119,947
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	100,000	109,625
3.125%, due 03/15/26		$155,000	154,835
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		220,000	222,898
5.400%, due 06/01/41		130,000	151,842
Celgene Corp.,
3.875%, due 08/15/25		135,000	137,971
CF Industries, Inc.,
3.400%, due 12/01/21[2]		115,000	114,861
5.150%, due 03/15/34		165,000	154,275
Charter Communications Operating LLC,
4.464%, due 07/23/22		180,000	189,558
5.375%, due 05/01/47[2]		75,000	75,322
Cisco Systems, Inc.,
1.400%, due 02/28/18		85,000	85,006
Citigroup, Inc.,
3.875%, due 10/25/23		795,000	822,523
4.600%, due 03/09/26		105,000	107,816
Coca-Cola Co. (The),
1.875%, due 09/22/26	EUR	105,000	120,677
Comcast Corp.,
4.750%, due 03/01/44		$65,000	68,563
ConocoPhillips Co.,
2.200%, due 05/15/20		265,000	265,792
4.200%, due 03/15/21		135,000	143,936
Consumers Energy Co.,
3.250%, due 08/15/46		65,000	57,900
CVS Health Corp.,
5.125%, due 07/20/45		230,000	253,340
Daimler Finance North America LLC,
2.450%, due 05/18/20[2]		150,000	150,171
Delta Air Lines, Inc.,
3.625%, due 03/15/22		115,000	117,380
Diamond 1 Finance Corp.,
3.480%, due 06/01/19[2]		235,000	240,913
8.350%, due 07/15/46[2]		265,000	343,829
Dominion Resources, Inc., Series D,
2.850%, due 08/15/26		80,000	74,693
DTE Energy Co.,
6.375%, due 04/15/33		80,000	98,286
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		185,000	183,657
Eaton Corp.,
4.150%, due 11/02/42		120,000	117,986
Ecolab, Inc.,
5.500%, due 12/08/41		230,000	271,783
Enable Midstream Partners LP,
3.900%, due 05/15/24		140,000	136,618

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Energy Transfer Partners LP,
6.050%, due 06/01/41		$260,000	$269,073
Enterprise Products Operating LLC,
4.850%, due 03/15/44		155,000	156,722
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		145,000	159,826
ERP Operating LP,
3.375%, due 06/01/25		165,000	163,417
Exelon Corp.,
3.400%, due 04/15/26		135,000	132,762
Express Scripts Holding Co.,
2.250%, due 06/15/19		160,000	160,192
Exxon Mobil Corp.,
3.567%, due 03/06/45		65,000	61,105
4.114%, due 03/01/46		85,000	87,746
FedEx Corp.,
1.625%, due 01/11/27	EUR	150,000	161,309
4.550%, due 04/01/46		$55,000	55,024
Fifth Third Bank,
2.875%, due 10/01/21		345,000	349,131
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		375,000	398,610
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		680,000	681,924
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		350,000	324,625
3.875%, due 03/15/23		150,000	137,943
General Electric Co.,
4.125%, due 10/09/42		110,000	112,185
4.375%, due 09/16/20		87,000	93,497
Series A, 6.750%, due 03/15/32		142,000	191,412
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		190,000	190,702
Georgia Power Co.,
5.400%, due 06/01/40		125,000	139,317
Gilead Sciences, Inc.,
2.050%, due 04/01/19		85,000	85,357
4.750%, due 03/01/46		75,000	76,477
4.800%, due 04/01/44		155,000	159,425
Glencore Funding LLC,
2.500%, due 01/15/19[2]		9,000	9,026
Goldman Sachs Group, Inc. (The),
1.375%, due 07/26/22[1]	EUR	630,000	693,913
5.150%, due 05/22/45		$155,000	162,543
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43		135,000	130,501
HCP, Inc.,
3.875%, due 08/15/24		160,000	160,879
Home Depot, Inc. (The),
4.875%, due 02/15/44		95,000	107,800
Honeywell International, Inc.,
1.850%, due 11/01/21		180,000	176,467

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Illinois Tool Works, Inc.,
2.650%, due 11/15/26		$240,000	$231,041
International Business Machines Corp.,
3.375%, due 08/01/23	100,000		103,720
JPMorgan Chase & Co.,
3.200%, due 01/25/23	1,420,000		1,434,271
3.625%, due 12/01/27	335,000		325,900
Juniper Networks, Inc.,
4.500%, due 03/15/24	155,000		162,512
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	120,000		128,625
5.000%, due 03/01/43	290,000		275,196
Kinder Morgan, Inc.,
5.625%, due 11/15/23[2]	60,000		65,842
7.000%, due 06/15/17	180,000		181,929
Kraft Heinz Foods Co.,
2.250%, due 05/25/28[1]	EUR	250,000	267,372
4.875%, due 02/15/25[2]		$133,000	142,169
5.000%, due 06/04/42	190,000		192,246
Kroger Co. (The),
3.875%, due 10/15/46	50,000		44,862
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	140,000	159,071
4.250%, due 06/15/23[2]		$245,000	257,268
Lowe’s Cos., Inc.,
4.250%, due 09/15/44	180,000		181,882
Marathon Oil Corp.,
3.850%, due 06/01/25	160,000		157,288
McDonald’s Corp.,
2.750%, due 12/09/20	105,000		106,397
Medtronic, Inc.,
3.150%, due 03/15/22	180,000		184,867
4.625%, due 03/15/45	70,000		75,187
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	125,000	143,837
3.700%, due 02/10/45		$65,000	61,885
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	465,000	515,443
Microsoft Corp.,
2.400%, due 08/08/26		$130,000	122,916
3.500%, due 11/15/42	140,000		127,179
3.700%, due 08/08/46	205,000		192,028
Molson Coors Brewing Co.,
3.000%, due 07/15/26	75,000		71,312
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	310,000	355,134
Monongahela Power Co.,
5.400%, due 12/15/43[2]		$105,000	123,522
Morgan Stanley,
2.500%, due 04/21/21	225,000		223,763
2.625%, due 03/09/27	GBP	195,000	244,077
2.650%, due 01/27/20		$760,000	767,166
4.350%, due 09/08/26	180,000		183,184
6.375%, due 07/24/42	85,000		109,099
MPLX LP,
5.200%, due 03/01/47	135,000		135,808

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
NBCUniversal Media LLC,
4.375%, due 04/01/21		$495,000	$531,579
Occidental Petroleum Corp.,
4.625%, due 06/15/45		75,000	78,379
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		181,000	247,243
ONEOK, Inc.,
7.500%, due 09/01/23		200,000	233,532
Oracle Corp.,
2.400%, due 09/15/23		330,000	320,671
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		305,000	381,755
PacifiCorp,
6.000%, due 01/15/39		210,000	266,339
PepsiCo, Inc.,
1.350%, due 10/04/19		115,000	114,123
Pfizer, Inc.,
0.250%, due 03/06/22	EUR	225,000	238,466
5.200%, due 08/12/20		$220,000	242,690
Philip Morris International, Inc.,
4.250%, due 11/10/44		190,000	188,037
Phillips 66,
4.650%, due 11/15/34		105,000	106,290
Phillips 66 Partners LP,
4.680%, due 02/15/45		85,000	78,535
Plains All American Pipeline LP,
3.650%, due 06/01/22		60,000	60,829
PNC Bank NA,
2.700%, due 11/01/22		250,000	248,077
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		215,000	218,830
Procter & Gamble Co. (The),
2.450%, due 11/03/26		140,000	133,908
Progressive Corp. (The),
6.700%, due 06/15/37[3]		550,000	543,125
Reynolds American, Inc.,
4.450%, due 06/12/25		100,000	105,251
5.700%, due 08/15/35		45,000	51,438
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]		200,000	192,973
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]		130,000	132,910
Sempra Energy,
6.000%, due 10/15/39		170,000	202,445
Southern Co. (The),
3.250%, due 07/01/26		200,000	190,777
4.400%, due 07/01/46		190,000	181,547
Southwestern Electric Power Co.,
6.200%, due 03/15/40		215,000	267,332
SunTrust Banks, Inc.,
2.350%, due 11/01/18		185,000	186,179
2.700%, due 01/27/22		280,000	278,839
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]		100,000	98,722

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]	$115,000	$124,411
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19	130,000	131,087
Time Warner Cable LLC,
4.500%, due 09/15/42	130,000	118,069
5.000%, due 02/01/20	405,000	431,254
Unilever Capital Corp.,
1.375%, due 07/28/21	100,000	96,158
Union Pacific Corp.,
4.050%, due 11/15/45	80,000	79,906
UnitedHealth Group, Inc.,
2.700%, due 07/15/20	330,000	336,570
US Bank NA,
1.350%, due 01/26/18	310,000	309,624
Valero Energy Corp.,
4.900%, due 03/15/45	180,000	179,801
Verizon Communications, Inc.,
2.946%, due 03/15/22[2]	474,000	471,926
3.000%, due 11/01/21	105,000	105,413
4.500%, due 09/15/20	135,000	143,949
5.250%, due 03/16/37	75,000	77,466
5.500%, due 03/16/47	415,000	435,068
Virginia Electric & Power Co., Series C,
4.000%, due 11/15/46	120,000	117,999
Wachovia Corp.,
5.750%, due 02/01/18	525,000	541,502
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24	170,000	173,462
Walt Disney Co. (The),
1.850%, due 07/30/26	40,000	36,156
Wells Fargo & Co.,
2.100%, due 07/26/21	255,000	249,946
3.069%, due 01/24/23	280,000	281,199
Williams Partners LP,
4.300%, due 03/04/24	210,000	216,066
4.900%, due 01/15/45	80,000	76,977
Xcel Energy, Inc.,
4.800%, due 09/15/41	240,000	247,803
Zimmer Biomet Holdings, Inc.,
3.550%, due 04/01/25	90,000	88,985
Total United States corporate bonds		36,660,220

Virgin Islands, British: 0.38%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2,4]	250,000	252,481
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]	430,000	424,328
Total Virgin Islands, British corporate bonds		676,809
Total corporate bonds (cost $78,067,175)		75,959,783

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount		Value
Bonds—(Concluded)
Asset-backed securities: 0.14%
United Kingdom: 0.10%
Tesco Property Finance 4 plc,
5.801%, due 10/13/40[1]	GBP	137,726	$179,554

United States: 0.04%
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22	$73,922		74,292
Total asset-backed securities (cost $312,055)			253,846

Collateralized debt obligation: 0.00%[6]
Cayman Islands: 0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[7] (cost $8,098,785)	8,000,000		0

Collateralized mortgage obligation: 0.00%[6]
United States: 0.00%[6]
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.439%, due 04/25/35[3] (cost $26,464)	215,818		7,358

Non-U.S. government obligations: 0.24%
Denmark: 0.07%
DONG Energy A/S,
3.000%, due 11/06/3015[1,3]	EUR	115,000	126,286

Germany: 0.11%
FMS Wertmanagement AoeR,
1.000%, due 08/16/19		$200,000	196,812

Netherlands: 0.06%
Nederlandse Gasunie NV,
0.000%, due 11/18/19[1]	EUR	100,000	106,571
Total Non-U.S. government obligations (cost $428,335)			429,669

U.S. treasury obligation: 13.00%
U.S. Treasury Note,
1.000%, due 09/15/17 (cost $23,014,205)	$23,000,000		23,010,787
Total bonds (cost $109,947,019)			99,661,443

	Shares
Exchange traded fund: 4.49%
iShares Edge MSCI Minimum Volatility Emerging Markets Fund[4] (cost $7,877,774)	148,400		7,939,400

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Bonds—(Concluded)
Short-term investments: 28.72%
Investment company: 3.90%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $6,905,780)	6,905,780	$6,905,780

	Face Amount
U.S. treasury obligations: 24.82%
U.S. Treasury Bills
0.752%, due 07/20/17[8]	$23,000,000	22,947,215
0.406%, due 04/27/17[8]	21,000,000	20,992,445
Total U.S. treasury obligations (cost $43,941,142)		43,939,660
Total short-term investments (cost $50,846,922)		50,845,440

	Shares
Investment of cash collateral from securities loaned: 0.49%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $860,275)	860,275	860,275
Total investments: 89.98% (cost $169,531,990)		159,306,558
Cash and other assets, less liabilities: 10.02%		17,739,544
Net assets: 100.00%		$177,046,102

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$680,008
Gross unrealized depreciation	(10,905,440)
Net unrealized depreciation of investments	$(10,225,432)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	NZD	16,205,000	USD	11,392,277	06/27/17	$57,237
GSI	CHF	14,655,000	USD	14,829,400	06/27/17	122,785
GSI	EUR	3,270,089	CHF	3,500,000	06/27/17	9,444
GSI	EUR	14,765,000	USD	15,991,264	06/27/17	175,159
GSI	KRW	5,940,000,000	USD	5,331,897	06/27/17	14,938
GSI	NZD	2,530,000	USD	1,771,202	06/27/17	1,523
GSI	SGD	9,910,000	USD	7,101,092	06/27/17	12,079
GSI	TWD	27,200,000	USD	898,579	06/27/17	(1,353)
GSI	USD	1,426,110	AUD	1,865,000	06/27/17	(3,484)
GSI	USD	3,541,456	COP	365,842,232	06/27/17	23,046
GSI	USD	7,068,558	MYR	31,395,000	06/28/17	3,451
JPMCB	CAD	2,125,000	USD	1,595,527	06/27/17	(4,305)
JPMCB	EUR	6,537,685	JPY	784,300,000	06/27/17	65,802
JPMCB	USD	5,286,800	AUD	6,935,000	06/27/17	3,231
JPMCB	USD	8,670,537	INR	572,030,000	06/27/17	38,104
JPMCB	USD	5,305,225	INR	347,280,000	06/27/17	(18,200)
JPMCB	USD	8,405,753	MXN	161,730,000	06/27/17	120,712
MSC	CAD	13,855,000	USD	10,393,514	06/27/17	(37,395)
MSC	CNY	11,615,000	USD	1,666,428	06/27/17	(10,316)
MSC	EUR	3,275,000	USD	3,545,880	06/27/17	37,736
MSC	GBP	6,540,000	USD	8,188,403	06/27/17	(22,691)
MSC	KRW	2,358,000,000	USD	11,052,086	06/27/17	(9,696)
MSC	USD	6,721,807	JPY	743,800,000	06/27/17	(17,936)
Net unrealized appreciation on forward foreign currency contracts						$559,871

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 29 contracts (USD)	June 2017	$3,413,432	$3,414,070	$638
10 Year US Treasury Notes, 52 contracts (USD)	June 2017	6,479,765	6,477,250	(2,515)
US Treasury futures sell contracts:
US Ultra Bond, 14 contracts (USD)	June 2017	(2,262,105)	(2,248,750)	13,355
Index futures buy contracts:
CAC 40 Index, 33 contracts (EUR)	April 2017	1,778,054	1,800,881	22,827
DAX Index, 8 contracts (EUR)	June 2017	2,612,696	2,630,622	17,926
EURO STOXX 50 Index, 315 contracts (EUR)	June 2017	11,247,181	11,512,799	265,618
FTSE 100 Index, 39 contracts (GBP)	June 2017	3,549,161	3,555,034	5,873
Mini MSCI Emerging Markets Index, 165 contracts (USD)	June 2017	8,025,450	7,931,550	(93,900)
Russell 1000 Value Index, 158 contracts (USD)	June 2017	8,943,151	8,922,260	(20,891)
SPI 200 Index, 16 contracts (AUD)	June 2017	1,795,821	1,787,149	(8,672)
TOPIX Index, 44 contracts (JPY)	June 2017	6,097,823	5,977,724	(120,099)
Index futures sell contracts:
E-mini S&P 500 Index, 212 contracts (USD)	June 2017	(24,970,492)	(25,007,520)	(37,028)
S&P/Toronto Stock Exchange 60 Index, 195 contracts (CAD)	June 2017	(26,920,102)	(26,748,806)	171,296
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 99 contracts (CAD)	June 2017	10,153,476	10,222,717	69,241
Interest rate futures sell contracts:
Euro-Bund, 281 contracts (EUR)	June 2017	(48,343,611)	(48,389,003)	(45,392)
Long Gilt, 19 contracts (GBP)	June 2017	(3,017,470)	(3,037,054)	(19,584)
Net unrealized appreciation on futures contracts				$218,693

Credit default swap agreements on corporate issues-buy protection9

Counterparty	Referenced obligation	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	455,000	06/20/20	1.000%	$1,835	$(4,959)	$(3,124)
CITI	HSBC Bank plc bond, 4.000%, due 01/15/21	EUR	325,000	03/20/20	1.000	6,700	(6,444)	256
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD	1,345,000	06/20/20	1.000	33,947	(35,365)	(1,418)
						$42,482	$(46,768)	$(4,286)

Credit default swap agreements on corporate issues-sell protection11

Counterparty	Referenced obligation	Notional amount		Termination date	Payments received by the Fund[10]	Upfront Payments (made)/ received	Value	Unrealized appreciation	Credit spread[12]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	355,000	06/20/19	1.000%	$12,115	$2,902	$15,017	0.672%
CITI	Standard Chartered Bank plc bond, 0.000%, due 03/20/20	EUR	325,000	03/20/20	1.000	(773)	5,510	4,737	0.480
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD	290,000	12/20/19	1.000	7,821	(4,141)	3,680	1.556
JPMCB	Lanxess AG bond, 4.125%, due 05/23/18	EUR	595,000	06/20/19	1.000	4,659	10,970	15,629	0.247
JPMCB	Teck Resources Ltd. bond, 3.150%, due 12/20/19	USD	420,000	12/20/19	1.000	22,501	2,581	25,082	0.782
JPMCB	Teck Resources Ltd. bond, 3.150%, due 03/20/20	USD	90,000	03/20/20	1.000	4,305	335	4,640	0.883
						$50,628	$18,157	$68,785

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

Centrally cleared credit default swap agreements on credit indices-buy protection9

Referenced obligation	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized depreciation
iTraxx Europe Series 25 Index	EUR	4,070,000	06/20/21	1.000%	$(77,116)	$(32,027)
iTraxx Europe Series 27 Index	EUR	22,700,000	06/20/22	1.000	(333,826)	(16,404)
CDX.NA.IG. Series 28 Index	USD	47,200,000	06/20/22	1.000	(794,193)	(48,787)
					$(1,205,135)	$(97,218)

Options written activity for the period ended March 31, 2017 was as follows:

	Number of contracts	Premiums received
Put options outstanding at June 30, 2016	—	$—
Put options written	150	218,625
Put options terminated in closing purchase transactions	(150)	(218,625)
Put options expired prior to exercise	—	—
Put options outstanding at March 31, 2017	—	$—

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$75,959,783	$—	$75,959,783
Asset-backed securities	—	253,846	—	253,846
Collateralized debt obligation	—	—	0	0
Collateralized mortgage obligation	—	7,358	—	7,358
Non-U.S. government obligations	—	429,669	—	429,669
U.S. treasury obligation	—	23,010,787	—	23,010,787
Exchange traded fund	7,939,400	—	—	7,939,400
Short-term investments	6,905,780	43,939,660	—	50,845,440
Investment of cash collateral from securities loaned	860,275	—	—	860,275
Forward foreign currency contracts	—	685,247	—	685,247
Futures contracts	566,774	—	—	566,774
Swap agreements, at value	—	22,298	—	22,298
Total	$16,272,229	$144,308,648	$0	$160,580,877

Liabilities
Forward foreign currency contracts	$—	$(125,376)	$—	$(125,376)
Futures contracts	(348,081)	—	—	(348,081)
Swap agreements, at value	—	(1,256,044)	—	(1,256,044)
Total	$(348,081)	$(1,381,420)	$—	$(1,729,501)

At March 31, 2017, there were no transfers between Level 1 and Level 2. At June 30, 2016, $1,601,058 and $(1,190,970) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period ended March 31, 2017:

Assets	Collateralized debt obligation
Beginning balance	$0
Purchases	—
Issuances	—
Sales	—
Accrued discounts (premiums)	(2,833)
Total realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	2,833
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	$0

The change in net unrealized appreciation (depreciation) relating to the Level 3 investments held at March 31, 2017 was $2,833.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2017 (unaudited)

Portfolio footnotes

1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
4	Security, or portion thereof, was on loan at the period end.
5	Perpetual investment. Date shown reflects the next call date.
6	Amount represents less than 0.005%.
7	Illiquid investment at the period end.
8	Rate shown is the discount rate at the date of purchase unless otherwise noted.
9

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

10	Payments made or received are based on the notional amount.
11

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Global Allocation Fund

Industry diversification – March 31, 2017 (unaudited)1,2

Percentage of net assets
Common stocks
Aerospace & defense	1.00%
Airlines	0.31
Auto components	0.57
Automobiles	0.77
Banks	3.37
Beverages	0.21
Biotechnology	1.93
Capital markets	0.22
Chemicals	1.62
Commercial services & supplies	0.30
Communications equipment	0.10
Consumer finance	0.43
Distributors	0.33
Diversified financial services	1.05
Diversified telecommunication services	0.94
Electric utilities	0.37
Electronic equipment, instruments & components	0.21
Equity real estate investment trusts (REITs)	0.35
Food & staples retailing	1.11
Food products	0.20
Health care equipment & supplies	0.71
Health care providers & services	1.01
Hotels, restaurants & leisure	0.78
Household durables	0.80
Industrial conglomerates	0.85
Insurance	1.53
Internet & direct marketing retail	1.25
Internet software & services	1.86
IT services	1.41
Life sciences tools & services	0.40
Machinery	1.01
Marine	0.20
Media	0.96
Metals & mining	1.11
Oil, gas & consumable fuels	2.61
Personal products	0.71
Pharmaceuticals	2.07
Professional services	0.23
Real estate management & development	0.24
Road & rail	0.22
Semiconductors & semiconductor equipment	2.40
Software	2.78
Specialty retail	1.43
Technology hardware, storage & peripherals	0.74
Textiles, apparel & luxury goods	0.26
Tobacco	1.21
Trading companies & distributors	0.30
Transportation infrastructure	0.21
Wireless telecommunication services	0.49
Total common stocks	45.17%
Bonds
Non-U.S. government obligations	5.55
U.S. treasury obligations	10.94
Total bonds	16.49%

Investment companies
UBS Global Corporate Bond Relationship Fund	15.30%
UBS-HALO Emerging Markets Equity Relationship Fund	7.13
Total investment companies	22.43%
Exchange traded funds	9.18
Short-term investment	4.64
Options purchased	0.08
Investment of cash collateral from securities loaned	0.85
Total investments	98.84%
Cash and other assets, less liabilities	1.16
Net assets	100.00%

1 Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 45.17%
Australia: 0.58%
Rio Tinto Ltd.	20,298	$937,594
Wesfarmers Ltd.	32,523	1,119,880
Total Australia common stocks		2,057,474

Austria: 0.41%
Erste Group Bank AG	44,833	1,459,945

Belgium: 0.07%
Galapagos NV*	2,868	249,601

Bermuda: 0.76%
Jardine Matheson Holdings Ltd.	19,800	1,272,150
Marvell Technology Group Ltd.	46,998	717,189
Norwegian Cruise Line Holdings Ltd.*	13,872	703,727
Total Bermuda common stocks		2,693,066

Canada: 1.39%
Canadian Pacific Railway Ltd.	5,264	773,387
Enerplus Corp.	22,899	184,418
Husky Energy, Inc.*	67,432	761,104
Suncor Energy, Inc.	48,836	1,499,398
Toronto-Dominion Bank (The)	33,946	1,700,299
Total Canada common stocks		4,918,606

Cayman Islands: 0.09%
Alibaba Group Holding Ltd. ADR*	2,900	312,707

Denmark: 0.20%
AP Moller - Maersk A/S, Class B	424	703,464

Finland: 0.17%
Sampo OYJ, Class A	12,620	598,566

France: 1.56%
Credit Agricole SA	110,562	1,497,934
Peugeot SA	35,017	705,097
Sanofi	15,158	1,368,353
Societe Generale SA	19,366	982,366
Thales SA	9,721	940,177
Total France common stocks		5,493,927

Germany: 2.36%
Deutsche Telekom AG (Registered)	128,608	2,253,494
Fresenius SE & Co. KGaA	19,717	1,584,498
Infineon Technologies AG	42,622	870,507
KION Group AG	17,635	1,151,921
MTU Aero Engines AG	4,376	569,301
SAP SE	9,859	967,407
thyssenkrupp AG	38,938	953,737
Total Germany common stocks		8,350,865

Hong Kong: 0.59%
AIA Group Ltd.	243,717	1,536,657
Power Assets Holdings Ltd.	62,500	538,828
Total Hong Kong common stocks		2,075,485

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Ireland: 1.17%
Allergan plc	7,039	$1,681,758
ICON plc*	13,619	1,085,707
Mallinckrodt plc*	6,225	277,448
Ryanair Holdings plc ADR*	13,092	1,086,374
Total Ireland common stocks		4,131,287

Italy: 1.22%
Atlantia SpA	28,132	726,272
Autogrill SpA	73,210	727,115
Banca Mediolanum SpA	215,664	1,579,433
Intesa Sanpaolo SpA	321,141	872,242
UniCredit SpA*	26,984	415,965
Total Italy common stocks		4,321,027

Japan: 4.62%
ABC-Mart, Inc.	16,000	935,597
Chugai Pharmaceutical Co. Ltd.	13,000	446,645
Inpex Corp.	105,100	1,033,252
KDDI Corp.	52,600	1,380,555
Matsui Securities Co. Ltd.	100,400	785,488
Mitsui Fudosan Co. Ltd.	39,000	831,636
ORIX Corp.	89,000	1,317,053
Santen Pharmaceutical Co. Ltd.	30,500	441,624
Shin-Etsu Chemical Co. Ltd.	17,500	1,515,944
Shionogi & Co. Ltd.	8,600	444,020
Sony Corp.	57,000	1,928,159
Sumitomo Electric Industries Ltd.	59,100	979,957
THK Co. Ltd.	23,500	591,669
Tokyo Electron Ltd.	12,800	1,397,503
Toyota Industries Corp.	20,600	1,023,246
Toyota Motor Corp.	23,700	1,286,225
Total Japan common stocks		16,338,573

Jersey: 0.63%
Glencore plc*	194,085	761,484
Shire plc	25,108	1,466,249
Total Jersey common stocks		2,227,733

Netherlands: 1.60%
ASR Nederland NV*	9,899	282,223
Koninklijke Ahold Delhaize NV	42,876	917,547
Koninklijke DSM NV	17,071	1,154,781
LyondellBasell Industries NV, Class A	13,334	1,215,927
Unilever NV CVA	36,262	1,801,528
Wright Medical Group NV*	8,700	270,744
Total Netherlands common stocks		5,642,750

Norway: 0.62%
Statoil ASA	65,979	1,127,288
Telenor ASA	64,400	1,071,808
Total Norway common stocks		2,199,096

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Singapore: 0.43%
Broadcom Ltd.	5,149	$1,127,425
Flex Ltd.*	22,700	381,360
Total Singapore common stocks		1,508,785

Spain: 0.50%
Banco Santander SA	162,583	996,433
Mediaset Espana Comunicacion SA	60,373	778,346
Total Spain common stocks		1,774,779

Switzerland: 0.30%
Roche Holding AG	4,109	1,049,351

United Kingdom: 3.53%
Anglo American plc*	58,616	895,600
Ashtead Group plc	50,987	1,055,963
Babcock International Group plc	97,231	1,074,459
BP plc	289,196	1,657,858
British American Tobacco plc	46,140	3,063,867
HSBC Holdings plc	187,966	1,532,886
Rio Tinto plc	9,015	362,509
Sage Group plc (The)	122,678	969,099
Tesco plc*	289,987	674,331
Worldpay Group plc[1]	318,385	1,178,364
Total United Kingdom common stocks		12,464,936

United States: 22.37%
Abbott Laboratories	15,488	687,822
Activision Blizzard, Inc.	22,177	1,105,745
Adobe Systems, Inc.*	7,105	924,574
Aetna, Inc.	3,118	397,701
Allstate Corp. (The)	10,162	828,101
Alnylam Pharmaceuticals, Inc.*	8,146	417,482
Alphabet, Inc., Class A*	2,447	2,074,567
Alphabet, Inc., Class C*	957	793,889
Amazon.com, Inc.*	4,076	3,613,537
American Express Co.	7,481	591,822
Apple, Inc.	12,472	1,791,728
Applied Materials, Inc.	12,177	473,685
Arista Networks, Inc.*	2,800	370,356
Bank of America Corp.	25,049	590,906
Bio-Rad Laboratories, Inc., Class A*	1,614	321,735
Bioverativ, Inc.*	5,610	305,521
Catalent, Inc.*	15,913	450,656
Caterpillar, Inc.	10,065	933,629
CBS Corp. (Non-Voting), Class B	8,684	602,322
Celgene Corp.*	15,864	1,973,958
Cigna Corp.	3,019	442,253
Cirrus Logic, Inc.*	6,306	382,711
Coherus Biosciences, Inc.*	12,415	262,577
Colfax Corp.*	6,030	236,738
Cooper Cos., Inc. (The)	4,063	812,153
Danaher Corp.	8,706	744,624
Delek US Holdings, Inc.	19,712	478,410
Ecolab, Inc.	7,339	919,870
Electronic Arts, Inc.*	4,920	440,438
Eli Lilly & Co.	8,132	683,983

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
United States—(Continued)
Emergent BioSolutions, Inc.*	7,012	$203,628
EOG Resources, Inc.	9,514	928,091
Estee Lauder Cos., Inc. (The), Class A	8,443	715,882
Expedia, Inc.	6,242	787,553
Facebook, Inc., Class A*	23,875	3,391,444
FleetCor Technologies, Inc.*	5,209	788,799
Fortive Corp.	10,938	658,686
General Electric Co.	23,356	696,009
General Motors Co.	20,144	712,292
Gilead Sciences, Inc.	8,649	587,440
Hess Corp.	9,679	466,625
Home Depot, Inc. (The)	10,313	1,514,258
Honeywell International, Inc.	8,390	1,047,659
Incyte Corp.*	5,987	800,282
Jabil Circuit, Inc.	12,613	364,768
JPMorgan Chase & Co.	5,302	465,728
Kroger Co. (The)	22,683	668,922
Laboratory Corp. of America Holdings*	3,339	479,046
Lam Research Corp.	3,252	417,427
Lexicon Pharmaceuticals, Inc.*,2	23,740	340,432
LKQ Corp.*	40,039	1,171,942
MacroGenics, Inc.*	3,452	64,207
Marsh & McLennan Cos., Inc.	19,729	1,457,776
Mastercard, Inc., Class A	11,443	1,286,994
Medicines Co. (The)*	9,977	487,875
MetLife, Inc.	13,387	707,101
Micron Technology, Inc.*	28,348	819,257
Microsemi Corp.*	7,094	365,554
Microsoft Corp.	37,262	2,454,075
Mondelez International, Inc., Class A	16,235	699,404
Newell Brands, Inc.	18,981	895,334
NextEra Energy, Inc.	5,997	769,835
NIKE, Inc., Class B	16,479	918,375
NVIDIA Corp.	6,494	707,391
Oasis Petroleum, Inc.*	37,411	533,481
ON Semiconductor Corp.*	24,547	380,233
O’Reilly Automotive, Inc.*	3,290	887,774
Parsley Energy, Inc., Class A*	16,641	540,999
PepsiCo, Inc.	6,727	752,482
Philip Morris International, Inc.	10,832	1,222,933
PTC, Inc.*	7,000	367,850
Qorvo, Inc.*	5,718	392,026
salesforce.com, Inc.*	11,048	911,350
ServiceNow, Inc.*	10,818	946,250
Sherwin-Williams Co. (The)	2,995	929,019
Simon Property Group, Inc., REIT	7,165	1,232,595
Skyworks Solutions, Inc.	4,245	415,925
Starbucks Corp.	16,624	970,675
Synchrony Financial	27,538	944,553
Take-Two Interactive Software, Inc.*	6,307	373,816

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United States—(Concluded)
TG Therapeutics, Inc.*,2	11,329	$131,983
TJX Cos., Inc. (The)	21,478	1,698,480
T-Mobile US, Inc.*	5,669	366,161
TransDigm Group, Inc.	1,883	414,561
Ultimate Software Group, Inc. (The)*	1,893	369,533
United Technologies Corp.	14,319	1,606,735
UnitedHealth Group, Inc.	4,021	659,484
US Bancorp	9,096	468,444
Verisk Analytics, Inc.*	9,803	795,415
Visa, Inc., Class A	19,281	1,713,502
Voya Financial, Inc.	21,792	827,224
Walgreens Boots Alliance, Inc.	6,602	548,296
Walt Disney Co. (The)	17,894	2,029,001
Wells Fargo & Co.	16,859	938,372
Western Digital Corp.	9,858	813,581
Yum Brands, Inc.	5,824	372,154
Total United States common stocks		79,048,471
Total common stocks (cost $144,399,372)		159,620,494

	Face amount
Bonds: 16.49%
Non-U.S. government obligations: 5.55%
Australia: 0.24%
Commonwealth of Australia,
4.500%, due 04/15/20[3]	AUD	625,000	513,653
4.500%, due 04/21/33[3]	122,000		109,738
5.500%, due 04/21/23[3]	230,000		206,771
			830,162
Austria: 0.05%
Republic of Austria,
1.200%, due 10/20/25[1,3]	EUR	47,000	53,723
3.150%, due 06/20/44[1,3]	86,000		128,954
			182,677
Belgium: 0.07%
Kingdom of Belgium,
3.750%, due 06/22/45[3]	161,000		247,532

Canada: 0.07%
Government of Canada,
2.250%, due 06/01/25	CAD	206,000	163,344
2.750%, due 12/01/64	82,000		69,842
			233,186
Finland: 0.03%
Republic of Finland,
0.500%, due 04/15/26[1,3]	EUR	85,000	91,096

France: 0.81%
France Government Bond OAT,
0.500%, due 05/25/26[3]	1,462,000		1,506,777
2.500%, due 05/25/30[3]	625,000		764,090
3.250%, due 05/25/45[3]	436,000		592,508
			2,863,375
Ireland: 0.06%
Republic of Ireland,
2.000%, due 02/18/45[3]	208,000		218,255

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Non-U.S. government obligations—(Concluded)
Italy: 1.18%
Italy Buoni Poliennali Del Tesoro,
0.950%, due 03/15/23	EUR	1,020,000	$1,065,625
1.650%, due 03/01/32[1,3]		60,000	57,133
2.500%, due 12/01/24		1,092,000	1,219,036
3.750%, due 09/01/24		510,000	617,223
4.000%, due 02/01/37[3]		309,000	381,299
4.250%, due 02/01/19[3]		720,000	826,359
4.750%, due 09/01/44[1,3]		25,000	33,691
			4,200,366
Japan: 1.27%
Japan Government Five Year Bond,
0.100%, due 12/20/19	JPY	155,000,000	1,403,019
Japan Government Ten Year Bond,
0.100%, due 12/20/26		50,000,000	450,714
Japan Government Twenty Year Bond,
0.400%, due 03/20/36		231,350,000	2,007,485
2.300%, due 06/20/27		56,000,000	616,327
			4,477,545
Netherlands: 0.06%
Kingdom of the Netherlands,
2.750%, due 01/15/47[1,3]	EUR	139,000	206,074

New Zealand: 0.77%
New Zealand Government Bond,
2.086%, due 09/20/25[3,4,5]	NZD	3,888,006	2,732,306

Spain: 0.94%
Kingdom of Spain,
3.450%, due 07/30/66[1,3]	EUR	350,000	393,804
3.750%, due 10/31/18		920,000	1,044,073
4.200%, due 01/31/37[1,3]		404,000	545,156
4.800%, due 01/31/24[1,3]		640,000	855,021
5.150%, due 10/31/44[1,3]		310,000	475,889
			3,313,943
Total Non-U.S. government obligations (cost $20,527,564)			19,596,517

U.S. treasury obligations: 10.94%
U.S. Treasury Bonds,
2.500%, due 02/15/46	$590,000		528,557
2.750%, due 11/15/42		543,000	516,889
2.875%, due 05/15/43		1,045,000	1,017,201
2.875%, due 08/15/45		50,000	48,473
3.000%, due 11/15/45		125,000	124,190
8.000%, due 11/15/21		645,000	818,797
U.S. Treasury Inflation Indexed Note (TIPS),
0.375%, due 07/15/25[5]		17,500,000	17,968,018
U.S. Treasury Notes,
0.750%, due 02/28/18		3,970,000	3,958,368
0.875%, due 10/15/18		510,000	507,549
1.000%, due 03/15/19		4,100,000	4,078,700
1.125%, due 01/15/19		3,210,000	3,203,731
1.250%, due 03/31/21		637,000	623,762
1.375%, due 10/31/20		665,000	657,674
1.375%, due 09/30/23		1,270,000	1,208,535
1.625%, due 12/31/19		770,000	773,399
1.625%, due 02/15/26		430,000	404,234

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
U.S. treasury obligations—(Concluded)
1.750%, due 05/15/23	$680,000	$665,125
2.000%, due 11/30/22	1,575,000	1,568,848
Total U.S. treasury obligations (cost $38,942,575)		38,672,050
Total bonds (cost $59,470,139)		58,268,567

	Shares
Exchange traded funds: 9.18%
iShares Edge MSCI Minimum Volatility Emerging Markets Fund	308,000	16,478,000
iShares J.P. Morgan USD Emerging Markets Bond Fund[2]	140,500	15,974,850
Total exchange traded funds (cost $31,486,089)		32,452,850

Investment companies: 22.43%
UBS Global Corporate Bond Relationship Fund*,6	3,770,785	54,063,628
UBS-HALO Emerging Markets Equity Relationship Fund*,6	603,044	25,180,643
Total investment companies (cost $73,576,469)		79,244,271

Short-term investment: 4.64%
Investment company: 4.64%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $16,401,611)	16,401,611	16,401,611

	Number of contracts
Options purchased: 0.08%
Put options: 0.08%
S&P 500 Index, strike @ USD 2,250.00, expires June 2017 (cost $274,875)	150	267,000

	Shares
Investment of cash collateral from securities loaned: 0.85%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,989,855)	2,989,855	2,989,855
Total investments: 98.84% (cost $328,598,410)		349,244,648
Cash and other assets, less liabilities: 1.16%		4,106,934
Net assets: 100.00%		$353,351,582

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$27,023,914
Gross unrealized depreciation	(6,377,676)
Net unrealized appreciation of investments	$20,646,238

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	EUR	6,560,000	CZK	176,175,360	12/18/17	$34,533
BB	NZD	24,370,000	USD	17,132,354	06/27/17	86,077
CITI	RUB	129,375,388	USD	2,206,540	06/27/17	(47,754)
CSI	USD	7,926,498	COP	3,385,150,000	06/27/17	114,954
GSI	EUR	14,685,000	USD	15,904,620	06/27/17	174,210
GSI	TWD	52,300,000	USD	1,727,783	06/27/17	(2,602)
GSI	USD	11,196,854	MXN	216,240,000	06/27/17	203,398
JPMCB	CHF	5,830,000	USD	5,898,589	06/27/17	48,056
JPMCB	INR	118,500,000	USD	1,796,162	06/27/17	(7,893)
JPMCB	JPY	174,200,000	USD	1,574,679	06/27/17	4,614
JPMCB	NOK	10,910,000	USD	1,287,289	06/27/17	15,511
JPMCB	THB	84,200,000	USD	2,427,233	06/27/17	(21,680)
JPMCB	USD	1,581,847	AUD	2,075,000	06/27/17	967
JPMCB	USD	419,036	GBP	335,000	06/27/17	1,562
JPMCB	USD	1,401,048	GBP	1,110,000	06/27/17	(7,421)
JPMCB	USD	1,529,711	HKD	11,860,000	06/27/17	(922)
JPMCB	USD	577,524	ILS	2,100,000	06/27/17	3,783
JPMCB	USD	1,651,321	SGD	2,310,000	06/27/17	1,113
MSC	CAD	11,440,000	USD	8,584,665	06/27/17	(28,081)
MSC	CNY	35,065,000	USD	5,030,846	06/27/17	(31,144)
MSC	KRW	4,236,000,000	USD	3,788,367	06/27/17	(3,324)
Net unrealized appreciation on forward foreign currency contracts						$537,957

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 40 contracts (USD)	June 2017	$6,484,998	$6,425,000	$(59,998)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 197 contracts (USD)	June 2017	(42,671,725)	(42,641,266)	30,459
10 Year US Treasury Notes, 58 contracts (USD)	June 2017	(7,251,116)	(7,224,625)	26,491
Index futures buy contracts:
EURO STOXX 50 Index, 179 contracts (EUR)	June 2017	6,370,995	6,542,193	171,198
Hong Kong Hang Seng China Enterprise Index, 106 contracts (HKD)	April 2017	7,066,344	7,016,200	(50,144)
Russell 1000 Value Index, 210 contracts (USD)	June 2017	11,950,029	11,858,700	(91,329)
TOPIX Index, 53 contracts (JPY)	June 2017	7,345,105	7,200,440	(144,665)
Index futures sell contracts:
E-mini S&P 500 Index, 16 contracts (USD)	June 2017	(1,890,364)	(1,887,360)	3,004
FTSE China A50 Index, 687 contracts (USD)		(7,117,252)	(7,180,867)	(63,615)
Mini MSCI Emerging Markets Index, 124 contracts (USD)	June 2017	(5,755,708)	(5,960,680)	(204,972)
S&P/Toronto Stock Exchange 60 Index, 62 contracts (CAD)	June 2017	(8,558,749)	(8,504,749)	54,000
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 341 contracts (CAD)	June 2017	34,977,523	35,211,580	234,057
Euro Schatz, 33 contracts (EUR)	June 2017	3,953,922	3,951,518	(2,404)
Long Gilt, 46 contracts (GBP)	June 2017	7,230,699	7,352,869	122,170
Interest rate futures sell contracts:
Euro-Bund, 176 contracts (EUR)	June 2017	(30,207,829)	(30,307,703)	(99,874)
10 Year Mini Japanese Government Bond, 21 contracts (JPY)	June 2017	(2,830,327)	(2,833,764)	(3,437)
Net unrealized depreciation on futures contracts				$(79,059)

Centrally cleared credit default swap agreements on credit indices-sell protection7

Referenced obligation	Notional amount		Termination date	Payments made by the Fund[8]	Value	Unrealized appreciation	Credit spread[9]
CDX.EM. Series 27 Index	USD	18,000,000	06/20/22	1.000%	$(948,999)	$7,096	2.125%
CDX.NA.HY. Series 28 Index	USD	23,000,000	06/20/22	5.000	1,692,036	207,626	3.385
					$743,037	$214,722

Options written activity for the period ended March 31, 2017 was as follows:

	Number of contracts	Premiums received
Call and/or put options outstanding at June 30, 2016	891	$171,748
Call and/or put options written	158	126,005
Call and/or put options expired prior to exercise	(1,049)	(297,753)
Call and/or put options outstanding at March 31, 2017	—	$—

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. Certain investments that are measured at fair value using the net asset value per share practical expedient (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$—	$159,620,494	$—	$—	$159,620,494
Non-U.S. government obligations	—	—	19,596,517	—	19,596,517
U.S. treasury obligations	—	—	38,672,050	—	38,672,050
Exchange traded funds	—	32,452,850	—	—	32,452,850
Investment companies	79,244,271	—	—	—	79,244,271
Short-term investment	—	16,401,611	—	—	16,401,611
Options purchased	—	267,000	—	—	267,000
Investment of cash collateral from securities loaned	—	2,989,855	—	—	2,989,855
Forward foreign currency contracts	—	—	688,778	—	688,778
Futures contracts	—	641,379	—	—	641,379
Swap agreements, at value	—	—	1,692,036	—	1,692,036
Total	$79,244,271	$212,373,189	$60,649,381	$—	$352,266,841

Liabilities
Forward foreign currency contracts	$—	$—	$(150,821)	$—	$(150,821)
Futures contracts	—	(720,438)	—	—	(720,438)
Swap agreements, at value	—	—	(948,999)	—	(948,999)
Total	$—	$(720,438)	$(1,099,820)	$—	$(1,820,258)

At March 31, 2017, there were no transfers between Level 1 and Level 2. At June 30, 2016, $81,454,809 of foreign investments, including futures contracts, and $(2,911,305) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Security, or portion thereof, was on loan at the period end.
3

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

5	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
6	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2017 (unaudited)

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/16	03/31/17	03/31/17	03/31/17	03/31/17	03/31/17	03/31/17
UBS Global Corporate Bond Relationship Fund	$40,307,836	$16,000,000	$3,000,000	$187,477	$568,315	$54,063,628	$—
UBS-HALO Emerging Markets Equity Relationship Fund	27,386,277	—	7,500,000	485,645	4,808,721	25,180,643	—
	$67,694,113	$16,000,000	$10,500,000	$673,122	$5,377,036	$79,244,271	$—

7

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8	Payments made or received are based on the notional amount.
9

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS International Sustainable Equity Fund

Industry diversification – March 31, 2017 (unaudited)1

Percentage of net assets
Common stocks
Airlines	2.06%
Auto components	1.29
Automobiles	3.80
Banks	12.49
Biotechnology	2.00
Building products	1.44
Chemicals	7.69
Construction materials	0.62
Diversified telecommunication services	1.04
Electrical equipment	1.50
Electronic equipment, instruments & components	0.81
Equity real estate investment trusts (REITs)	2.58
Food & staples retailing	0.87
Food products	1.05
Health care equipment & supplies	1.74
Household durables	1.06
Household products	2.24
Insurance	9.98
IT services	1.72
Machinery	6.43
Marine	2.38
Media	2.24
Oil, gas & consumable fuels	4.20
Personal products	3.65
Pharmaceuticals	7.00
Professional services	1.15
Real estate management & development	1.49
Semiconductors & semiconductor equipment	3.96
Software	3.31
Technology hardware, storage & peripherals	1.28
Trading companies & distributors	1.90
Water utilities	1.23
Wireless telecommunication services	2.05
Total common stocks	98.25%
Short-term investment	1.27
Total investments	99.52%
Cash and other assets, less liabilities	0.48
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 98.25%
Australia: 4.35%
Mirvac Group, REIT	518,951	$868,288
Santos Ltd.*	204,143	592,668
Total Australia common stocks		1,460,956

Brazil: 1.23%
Cia de Saneamento Basico do Estado de Sao Paulo*	39,800	414,324

Cayman Islands: 0.94%
Sino Biopharmaceutical Ltd.	385,000	317,056

China: 2.48%
Ping An Insurance Group Co. of China Ltd., H Shares	149,000	834,009

Denmark: 2.98%
AP Moller - Maersk A/S, Class B	482	799,693
Novo Nordisk A/S, Class B	5,868	201,530
Total Denmark common stocks		1,001,223

France: 8.37%
AXA SA	12,405	320,982
Credit Agricole SA	53,845	729,512
Ingenico Group SA	2,875	271,311
Sanofi	6,138	554,093
Schneider Electric SE	6,869	502,910
Valeo SA	6,521	434,301
Total France common stocks		2,813,109

Germany: 10.23%
Bayerische Motoren Werke AG	6,091	555,634
Carl Zeiss Meditec AG	13,712	584,826
Infineon Technologies AG	25,014	510,883
Jungheinrich AG (Preference)	17,108	568,330
Merck KGaA	5,605	638,601
SAP SE	5,901	579,031
Total Germany common stocks		3,437,305

Hong Kong: 1.49%
Sun Hung Kai Properties Ltd.	34,000	499,620

India: 3.08%
ICICI Bank Ltd. ADR	53,100	456,660
Infosys Ltd. ADR	36,700	579,860
Total India common stocks		1,036,520

Indonesia: 2.88%
Bank Central Asia Tbk. PT	612,000	760,091
Indocement Tunggal Prakarsa Tbk. PT	166,400	207,290
Total Indonesia common stocks		967,381

Japan: 17.11%
Astellas Pharma, Inc.	3,700	48,722
Canon, Inc.	13,800	430,251
Kao Corp.	8,800	482,486
KDDI Corp.	26,200	687,653
Kubota Corp.	29,500	442,778
Nintendo Co. Ltd.	2,300	533,733
Panasonic Corp.	31,400	354,812
Shin-Etsu Chemical Co. Ltd.	5,500	476,439
Sumitomo Mitsui Financial Group, Inc.	21,900	795,702
THK Co. Ltd.	18,400	463,264
Toyota Motor Corp.	13,300	721,806
Unicharm Corp.	13,000	311,484
Total Japan common stocks		5,749,130

Jersey: 2.00%
Shire plc	11,484	670,639

Netherlands: 9.76%
ASML Holding NV	3,432	455,461

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Netherlands—(Concluded)
Koninklijke Ahold Delhaize NV	13,703	$293,244
Koninklijke DSM NV	13,779	932,091
LyondellBasell Industries NV, Class A	9,362	853,721
Unilever NV CVA	15,004	745,412
Total Netherlands common stocks		3,279,929

Norway: 2.92%
Statoil ASA	36,913	630,679
Telenor ASA	21,054	350,401
Total Norway common stocks		981,080

South Korea: 1.09%
SK Hynix, Inc.	8,094	365,507

Spain: 4.15%
Banco Bilbao Vizcaya Argentaria SA	82,862	642,648
Mediaset Espana Comunicacion SA	58,279	751,349
Total Spain common stocks		1,393,997

Sweden: 3.85%
Assa Abloy AB, Class B	23,484	483,012
Nordea Bank AB	71,097	811,685
Total Sweden common stocks		1,294,697

Switzerland: 4.49%
Novartis AG	3,092	229,512
Roche Holding AG	1,422	363,148
Zurich Insurance Group AG	3,436	917,273
Total Switzerland common stocks		1,509,933

Taiwan: 1.05%
Uni-President Enterprises Corp.	189,000	354,424

United Kingdom: 13.80%
Ashtead Group plc	30,827	638,441
Aviva plc	61,821	412,063
Capita plc	54,788	387,495
Croda International plc	7,200	321,504
easyJet plc	53,741	690,827
Prudential plc	41,212	870,558
Reckitt Benckiser Group plc	4,828	440,730
Tullow Oil plc	64,732	189,780
Weir Group plc (The)	28,610	687,158
Total United Kingdom common stocks		4,638,556
Total common stocks (cost $31,809,804)		33,019,395

Short-term investment: 1.27%
Investment company: 1.27%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $425,534)	425,534	425,534
Total investments: 99.52% (cost $32,235,338)		33,444,929
Cash and other assets, less liabilities: 0.48%		161,450
Net assets: 100.00%		$33,606,379

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,358,692
Gross unrealized depreciation	(1,149,101)
Net unrealized appreciation of investments	$1,209,591

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$33,019,395	$—	$—	$33,019,395
Short-term investment	425,534	—	—	425,534
Total	$33,444,929	$—	$—	$33,444,929

At March 31, 2017, there were no transfers between Level 1 and Level 2. At June 30, 2016, $21,825,231 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings.

Portfolio footnotes

*                 Non-income producing security.

UBS U.S. Large Cap Equity Fund

Industry diversification – March 31, 2017 (unaudited)1

Percentage of net assets
Common stocks
Aerospace & defense	1.86%
Auto components	1.33
Automobiles	1.60
Banks	5.49
Beverages	2.43
Biotechnology	4.43
Chemicals	1.57
Communications equipment	0.67
Consumer finance	3.46
Distributors	1.13
Diversified financial services	1.70
Electronic equipment, instruments & components	1.30
Energy equipment & services	1.29
Equity real estate investment trusts (REITs)	1.57
Food & staples retailing	3.54
Food products	2.16
Health care equipment & supplies	0.63
Health care providers & services	3.87
Hotels, restaurants & leisure	1.12
Household durables	3.55
Insurance	6.55
Internet & direct marketing retail	3.93
Internet software & services	2.66
IT services	2.08
Life sciences tools & services	1.50
Machinery	2.31
Media	3.98
Oil, gas & consumable fuels	4.70
Pharmaceuticals	5.84
Semiconductors & semiconductor equipment	7.64
Software	3.49
Specialty retail	1.33
Technology hardware, storage & peripherals	1.67
Tobacco	4.78
Wireless telecommunication services	1.28
Total common stocks	98.44%
Short-term investment	1.39
Investment of cash collateral from securities loaned	0.96
Total investments	100.79%
Liabilities, in excess of cash and other assets	(0.79)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 98.44%
Aerospace & defense: 1.86%
United Technologies Corp.	5,055	$567,221

Auto components: 1.33%
Delphi Automotive plc	5,040	405,670

Automobiles: 1.60%
General Motors Co.	13,800	487,968

Banks: 5.49%
JPMorgan Chase & Co.	3,623	318,244
US Bancorp	8,142	419,313
Wells Fargo & Co.	16,887	939,931
		1,677,488
Beverages: 2.43%
PepsiCo, Inc.	6,623	740,849

Biotechnology: 4.43%
Alnylam Pharmaceuticals, Inc.*	5,378	275,623
Biogen, Inc.*	993	271,506
Bioverativ, Inc.*	2,615	142,413
Emergent BioSolutions, Inc.*	3,798	110,294
Incyte Corp.*	2,000	267,340
Lexicon Pharmaceuticals, Inc.*,1	16,151	231,605
TG Therapeutics, Inc.*,1	4,563	53,159
		1,351,940
Chemicals: 1.57%
LyondellBasell Industries NV, Class A	5,260	479,659

Communications equipment: 0.67%
Arista Networks, Inc.*	1,559	206,209

Consumer finance: 3.46%
American Express Co.	8,247	652,420
Synchrony Financial	11,765	403,540
		1,055,960
Distributors: 1.13%
LKQ Corp.*	11,754	344,039

Diversified financial services: 1.70%
Voya Financial, Inc.	13,643	517,888

Electronic equipment, instruments & components: 1.30%
Flex Ltd.*	11,100	186,480
Jabil Circuit, Inc.	7,280	210,538
		397,018
Energy equipment & services: 1.29%
Halliburton Co.	8,000	393,680

Equity real estate investment trusts (REITs): 1.57%
Simon Property Group, Inc., REIT	2,795	480,824

Food & staples retailing: 3.54%
Kroger Co. (The)	16,323	481,365
Walgreens Boots Alliance, Inc.	7,234	600,784
		1,082,149
Food products: 2.16%
Mondelez International, Inc., Class A	15,311	659,598

Health care equipment & supplies: 0.63%
Wright Medical Group NV*	6,158	191,637

Health care providers & services: 3.87%
Cigna Corp.	2,384	349,232
Laboratory Corp. of America Holdings*	2,410	345,763
UnitedHealth Group, Inc.	2,966	486,453
		1,181,448

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Hotels, restaurants & leisure: 1.12%
Norwegian Cruise Line Holdings Ltd.*	6,771	$343,493

Household durables: 3.55%
Lennar Corp., Class A	8,438	431,941
Newell Brands, Inc.	13,850	653,305
		1,085,246
Insurance: 6.55%
Allstate Corp. (The)	6,643	541,338
Marsh & McLennan Cos., Inc.	11,454	846,336
MetLife, Inc.	11,606	613,029
		2,000,703
Internet & direct marketing retail: 3.93%
Amazon.com, Inc.*	963	853,738
Expedia, Inc.	2,742	345,958
		1,199,696
Internet software & services: 2.66%
Facebook, Inc., Class A*	5,712	811,390

IT services: 2.08%
Visa, Inc., Class A	7,165	636,753

Life sciences tools & services: 1.50%
Bio-Rad Laboratories, Inc., Class A*	2,299	458,283

Machinery: 2.31%
Caterpillar, Inc.	5,090	472,148
Colfax Corp.*	5,950	233,597
		705,745
Media: 3.98%
CBS Corp. (Non-Voting), Class B	6,255	433,847
Walt Disney Co. (The)	6,905	782,958
		1,216,805
Oil, gas & consumable fuels: 4.70%
Delek US Holdings, Inc.	13,748	333,664
EOG Resources, Inc.	5,578	544,134
Hess Corp.	2,161	104,182
Laredo Petroleum, Inc.*	11,488	167,725
Oasis Petroleum, Inc.*	20,149	287,324
		1,437,029
Pharmaceuticals: 5.84%
Allergan plc	2,150	513,678
Catalent, Inc.*	12,838	363,572
Eli Lilly & Co.	6,178	519,632
Mallinckrodt plc*	4,273	190,448
Medicines Co. (The)*	4,026	196,871
		1,784,201
Semiconductors & semiconductor equipment: 7.64%
Applied Materials, Inc.	8,580	333,762
Cirrus Logic, Inc.*	3,327	201,916
Lam Research Corp.	1,755	225,272
Marvell Technology Group Ltd.	22,604	344,937
Micron Technology, Inc.*	16,498	476,792
Microsemi Corp.*	3,106	160,052
ON Semiconductor Corp.*	11,963	185,307
Qorvo, Inc.*	2,872	196,904
Skyworks Solutions, Inc.	2,141	209,775
		2,334,717
Software: 3.49%
Activision Blizzard, Inc.	4,094	204,127
Electronic Arts, Inc.*	2,142	191,752
PTC, Inc.*	6,394	336,005

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Software—(Concluded)
Take-Two Interactive Software, Inc.*	2,616	$155,050
Ultimate Software Group, Inc. (The)*	916	178,812
		1,065,746
Specialty retail: 1.33%
TJX Cos., Inc. (The)	5,138	406,313

Technology hardware, storage & peripherals: 1.67%
Western Digital Corp.	6,181	510,118

Tobacco: 4.78%
Philip Morris International, Inc.	12,940	1,460,926

Wireless telecommunication services: 1.28%
T-Mobile US, Inc.*	6,043	390,317
Total common stocks (cost $26,118,665)		30,068,726

Short-term investment: 1.39%
Investment company: 1.39%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $425,988)	425,988	425,988

Investment of cash collateral from securities loaned: 0.96%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $291,843)	291,843	291,843
Total investments: 100.79% (cost $26,836,496)		30,786,557
Liabilities, in excess of cash and other assets: (0.79)%		(240,406)
Net assets: 100.00%		$30,546,151

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$4,493,915
Gross unrealized depreciation	(543,854)
Net unrealized appreciation of investments	$3,950,061

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$30,068,726	$—	$—	$30,068,726
Short-term investment	425,988	—	—	425,988
Investment of cash collateral from securities loaned	291,843	—	—	291,843
Total	$30,786,557	$—	$—	$30,786,557

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.

UBS U.S. Small Cap Growth Fund

Industry diversification – March 31, 2017 (unaudited)1

Percentage of net assets
Common stocks
Airlines	1.46%
Auto components	1.31
Banks	7.42
Biotechnology	7.07
Building products	1.20
Communications equipment	2.70
Construction & engineering	1.44
Construction materials	1.52
Diversified consumer services	1.69
Electrical equipment	3.03
Electronic equipment, instruments & components	2.72
Energy equipment & services	2.91
Equity real estate investment trusts (REITs)	1.04
Food & staples retailing	0.93
Food products	3.02
Health care equipment & supplies	4.19
Health care providers & services	5.41
Health care technology	4.04
Hotels, restaurants & leisure	3.06
Internet software & services	4.19
Life sciences tools & services	0.52
Machinery	1.84
Media	2.99
Multiline retail	1.58
Oil, gas & consumable fuels	2.21
Paper & forest products	1.28
Personal products	0.29
Pharmaceuticals	0.91
Professional services	2.47
Road & rail	0.83
Semiconductors & semiconductor equipment	5.30
Software	11.17
Specialty retail	5.34
Thrifts & mortgage finance	1.18
Total common stocks	98.26%
Short-term investment	1.97
Investment of cash collateral from securities loaned	2.21
Total investments	102.44%
Liabilities, in excess of cash and other assets	(2.44)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks: 98.26%
Airlines: 1.46%
Spirit Airlines, Inc.*	34,095	$1,809,422

Auto components: 1.31%
Tenneco, Inc.	25,905	1,616,990

Banks: 7.42%
BankUnited, Inc.	38,440	1,434,197
Columbia Banking System, Inc.	41,581	1,621,243
FB Financial Corp.*	14,190	501,758
National Bank Holdings Corp., Class A	60,262	1,958,515
South State Corp.	19,697	1,759,927
Webster Financial Corp.	37,754	1,889,210
		9,164,850
Biotechnology: 7.07%
Array BioPharma, Inc.*	94,191	842,068
Bluebird Bio, Inc.*	9,917	901,455
Exact Sciences Corp.*,1	115,974	2,739,306
Five Prime Therapeutics, Inc.*	13,960	504,654
Jounce Therapeutics, Inc.*	15,554	342,032
Kite Pharma, Inc.*,1	11,753	922,493
Ligand Pharmaceuticals, Inc.*,1	13,852	1,466,096
Loxo Oncology, Inc.*	24,334	1,023,975
		8,742,079
Building products: 1.20%
NCI Building Systems, Inc.*	86,614	1,485,430

Communications equipment: 2.70%
Ciena Corp.*	65,382	1,543,669
Lumentum Holdings, Inc.*	33,517	1,788,132
		3,331,801
Construction & engineering: 1.44%
EMCOR Group, Inc.	28,291	1,780,918

Construction materials: 1.52%
Summit Materials, Inc., Class A*	75,978	1,877,416

Diversified consumer services: 1.69%
Grand Canyon Education, Inc.*	29,197	2,090,797

Electrical equipment: 3.03%
EnerSys	24,575	1,939,950
Generac Holdings, Inc.*	48,357	1,802,749
		3,742,699
Electronic equipment, instruments & components: 2.72%
Universal Display Corp.	39,010	3,358,761

Energy equipment & services: 2.91%
Patterson-UTI Energy, Inc.	33,071	802,633
ProPetro Holding Corp.*	128,842	1,660,774
US Silica Holdings, Inc.	23,503	1,127,909
		3,591,316
Equity real estate investment trusts (REITs): 1.04%
Education Realty Trust, Inc.	31,500	1,286,775

Food & staples retailing: 0.93%
Casey’s General Stores, Inc.	10,265	1,152,246

Food products: 3.02%
B&G Foods, Inc.	34,285	1,379,971
Blue Buffalo Pet Products, Inc.*	38,566	887,018
Dean Foods Co.	74,663	1,467,875
		3,734,864
Health care equipment & supplies: 4.19%
ABIOMED, Inc.*	10,726	1,342,895
DexCom, Inc.*	8,199	694,701
K2M Group Holdings, Inc.*	74,283	1,523,545

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Continued)
Health care equipment & supplies—(Continued)
Zeltiq Aesthetics, Inc.*	29,185	$1,622,978
		5,184,119
Health care providers & services: 5.41%
Acadia Healthcare Co., Inc.*	35,625	1,553,250
Envision Healthcare Corp.*	17,210	1,055,317
LifePoint Health, Inc.*	26,489	1,735,029
MEDNAX, Inc.*	11,865	823,194
Tenet Healthcare Corp.*	86,174	1,526,142
		6,692,932
Health care technology: 4.04%
Evolent Health, Inc., Class A*	76,605	1,708,291
HMS Holdings Corp.*	81,170	1,650,186
Vocera Communications, Inc.*	65,702	1,631,381
		4,989,858
Hotels, restaurants & leisure: 3.06%
Buffalo Wild Wings, Inc.*	7,497	1,145,167
ClubCorp Holdings, Inc.	97,861	1,570,669
Del Frisco’s Restaurant Group, Inc.*	58,767	1,060,744
		3,776,580
Internet software & services: 4.19%
Alteryx, Inc., Class A*,1	32,333	505,365
LogMeIn, Inc.	15,591	1,520,122
MuleSoft, Inc., Class A*	9,148	222,571
Wix.com Ltd.*	43,082	2,925,268
		5,173,326
Life sciences tools & services: 0.52%
Charles River Laboratories International, Inc.*	7,140	642,243

Machinery: 1.84%
Colfax Corp.*	23,606	926,771
Woodward, Inc.	19,892	1,351,065
		2,277,836
Media: 2.99%
AMC Entertainment Holdings, Inc., Class A	52,591	1,653,987
IMAX Corp.*	60,110	2,043,740
		3,697,727
Multiline retail: 1.58%
Ollie’s Bargain Outlet Holdings, Inc.*	58,416	1,956,936

Oil, gas & consumable fuels: 2.21%
Callon Petroleum Co.*	110,895	1,459,378
Matador Resources Co.*	53,562	1,274,240
		2,733,618
Paper & forest products: 1.28%
Boise Cascade Co.*	59,334	1,584,218

Personal products: 0.29%
elf Beauty, Inc.*,1	12,291	353,981

Pharmaceuticals: 0.91%
Horizon Pharma plc*	16,675	246,457
Pacira Pharmaceuticals, Inc.*	19,150	873,240
		1,119,697
Professional services: 2.47%
Kforce, Inc.	50,816	1,206,880
WageWorks, Inc.*	25,610	1,851,603
		3,058,483
Road & rail: 0.83%
Saia, Inc.*	23,210	1,028,203

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Semiconductors & semiconductor equipment: 5.30%
Cavium, Inc.*	25,912	$1,856,854
Integrated Device Technology, Inc.*	76,227	1,804,293
MACOM Technology Solutions Holdings, Inc., H Shares*	19,697	951,365
Semtech Corp.*	57,515	1,944,007
		6,556,519
Software: 11.17%
8x8, Inc.*	148,380	2,262,795
Callidus Software, Inc.*	93,866	2,004,039
CyberArk Software Ltd.*	19,222	977,823
Ellie Mae, Inc.*	15,175	1,521,597
Gigamon, Inc.*	55,813	1,984,152
Proofpoint, Inc.*	28,662	2,131,306
Synchronoss Technologies, Inc.*	48,562	1,184,913
Ultimate Software Group, Inc. (The)*	7,002	1,366,861
Varonis Systems, Inc.*	11,614	369,325
		13,802,811
Specialty retail: 5.34%
Burlington Stores, Inc.*	23,634	2,299,352
Children’s Place, Inc. (The)	15,016	1,802,671
Finish Line, Inc. (The), Class A	66,211	942,182
Five Below, Inc.*	35,789	1,550,022
		6,594,227
Thrifts & mortgage finance: 1.18%
Essent Group Ltd.*	40,404	1,461,413
Total common stocks (cost $99,598,075)		121,451,091

	Shares
Short-term investment: 1.97%
Investment company: 1.97%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,431,661)	2,431,661	2,431,661

Investment of cash collateral from securities loaned: 2.21%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,729,283)	2,729,283	2,729,283
Total investments: 102.44% (cost $104,759,019)		126,612,035
Liabilities, in excess of cash and other assets: (2.44)%		(3,016,593)
Net assets: 100.00%		$123,595,442

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,580,009
Gross unrealized depreciation	(3,726,993)
Net unrealized appreciation of investments	$21,853,016

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$121,451,091	$—	$—	$121,451,091
Short-term investment	2,431,661	—	—	2,431,661
Investment of cash collateral from securities loaned	2,729,283	—	—	2,729,283
Total	$126,612,035	$—	$—	$126,612,035

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.

UBS Total Return Bond Fund

Industry diversification – March 31, 2017 (unaudited)1

Percentage of net assets
Bonds
Corporate bonds
Automobiles	0.95%
Banks	6.82
Beverages	0.62
Biotechnology	0.84
Capital markets	1.68
Chemicals	1.52
Commercial services & supplies	0.45
Communications equipment	0.32
Consumer finance	1.44
Diversified financial services	1.05
Diversified telecommunication services	2.83
Electric utilities	1.96
Electrical equipment	0.37
Electronic equipment, instruments & components	0.31
Equity real estate investment trusts (REITs)	0.38
Food & staples retailing	0.38
Food products	0.15
Health care equipment & supplies	0.16
Health care providers & services	0.21
Household durables	0.71
Household products	0.10
Industrial conglomerates	0.71
Insurance	1.55
Internet & direct marketing retail	0.50
Life sciences tools & services	0.29
Machinery	0.15
Media	2.51
Metals & mining	0.30
Oil, gas & consumable fuels	5.00
Paper & forest products	0.19
Pharmaceuticals	1.27
Real estate management & development	0.30
Road & rail	0.58
Semiconductors & semiconductor equipment	0.41
Software	0.49
Specialty retail	0.18
Technology hardware, storage & peripherals	0.86
Thrifts & mortgage finance	0.50
Tobacco	0.45
Trading companies & distributors	1.09
Wireless telecommunication services	0.33
Total corporate bonds	40.91%
Asset-backed securities	12.24
Collateralized mortgage obligations	3.11
Commercial mortgage-backed securities	5.48
Mortgage-backed securities	27.19
Municipal bonds	1.83
Non-U.S. government obligations	6.01
U.S. government agency obligation	0.38
U.S. treasury obligations	2.32
Total bonds	99.47%
Preferred stock	0.20
Short-term investment	23.47
Total investments	123.14%
Liabilities, in excess of cash and other assets	(23.14)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds: 99.47%
Corporate bonds: 40.91%
Brazil: 1.07%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$555,000	$553,335

Canada: 0.96%
Barrick Gold Corp.,
4.100%, due 05/01/23	100,000	107,208
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	210,000	214,725
Rogers Communications, Inc.,
5.000%, due 03/15/44	160,000	171,885
Total Canada corporate bonds		493,818

Cayman Islands: 0.72%
Seagate HDD Cayman,
5.750%, due 12/01/34	150,000	135,750
XLIT Ltd.,
6.375%, due 11/15/24	200,000	233,360
Total Cayman Islands corporate bonds		369,110

Curacao: 0.11%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	57,000	57,926

Germany: 0.61%
Unitymedia GmbH,
6.125%, due 01/15/25[1]	300,000	315,750

Ireland: 0.38%
Shire Acquisitions Investments Ireland DAC,
2.400%, due 09/23/21	100,000	97,929
3.200%, due 09/23/26	100,000	95,486
Total Ireland corporate bonds		193,415

Luxembourg: 0.78%
Actavis Funding SCS,
3.800%, due 03/15/25	200,000	201,430
INEOS Group Holdings SA,
5.625%, due 08/01/24[1]	200,000	200,500
Total Luxembourg corporate bonds		401,930

Mexico: 0.64%
Petroleos Mexicanos,
3.500%, due 01/30/23	350,000	331,100

Netherlands: 1.70%
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	60,000	87,621
EDP Finance BV,
4.900%, due 10/01/19[1]	439,000	460,950

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Netherlands—(Concluded)
LYB International Finance BV,
4.875%, due 03/15/44	$120,000	$124,638
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, due 10/01/26	220,000	202,125
Total Netherlands corporate bonds		875,334

Norway: 0.98%
Eksportfinans ASA,
5.500%, due 06/26/17	500,000	503,373

Singapore: 0.31%
Flex Ltd.,
5.000%, due 02/15/23	150,000	159,750

Spain: 0.30%
Telefonica Emisiones SAU,
5.213%, due 03/08/47	150,000	152,359

United Kingdom: 2.05%
Aon plc,
3.875%, due 12/15/25	220,000	223,862
Barclays plc,
4.337%, due 01/10/28	115,000	114,760
HSBC Holdings plc,
3.400%, due 03/08/21	260,000	265,883
Lloyds Banking Group plc,
4.582%, due 12/10/25	200,000	203,064
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23	250,000	246,355
Total United Kingdom corporate bonds		1,053,924

United States: 30.30%
21st Century Fox America, Inc.,
7.750%, due 12/01/45	50,000	69,118
Abbott Laboratories,
3.750%, due 11/30/26	80,000	79,891
AbbVie, Inc.,
2.500%, due 05/14/20	200,000	201,340
ADT Corp. (The),
3.500%, due 07/15/22	240,000	229,800
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	80,000	98,027
Alabama Power Co.,
6.000%, due 03/01/39	100,000	122,705
Ally Financial, Inc.,
6.250%, due 12/01/17	250,000	256,565
Anadarko Petroleum Corp.,
5.550%, due 03/15/26	150,000	166,451

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Anheuser-Busch InBev Finance, Inc.,
4.900%, due 02/01/46	$295,000	$318,523
AT&T, Inc.,
3.600%, due 02/17/23	400,000	405,068
4.350%, due 06/15/45	130,000	114,240
AXA Financial, Inc.,
7.000%, due 04/01/28	65,000	81,232
Bank of America Corp.,
4.200%, due 08/26/24	300,000	305,469
6.110%, due 01/29/37	125,000	146,001
Biogen, Inc.,
4.050%, due 09/15/25	150,000	155,422
Boston Properties LP,
2.750%, due 10/01/26	210,000	193,269
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	200,000	228,135
Capital One Financial Corp.,
4.200%, due 10/29/25	140,000	140,545
CF Industries, Inc.,
3.450%, due 06/01/23	150,000	141,750
Charter Communications Operating LLC,
3.579%, due 07/23/20	150,000	154,368
Cisco Systems, Inc.,
5.900%, due 02/15/39	130,000	166,005
Citigroup, Inc.,
5.500%, due 09/13/25	500,000	546,580
Comcast Corp.,
6.950%, due 08/15/37	130,000	174,960
ConocoPhillips Co.,
4.200%, due 03/15/21	130,000	138,606
Devon Energy Corp.,
5.000%, due 06/15/45	110,000	110,336
Diamond 1 Finance Corp.,
4.420%, due 06/15/21[1]	100,000	104,565
DISH DBS Corp.,
7.875%, due 09/01/19	150,000	165,375
DR Horton, Inc.,
4.000%, due 02/15/20	227,000	236,149
Eaton Corp.,
2.750%, due 11/02/22	190,000	188,652
Enterprise Products Operating LLC,
2.850%, due 04/15/21	105,000	105,446
Exelon Corp.,
3.400%, due 04/15/26	300,000	295,027
Ford Motor Co.,
7.450%, due 07/16/31	225,000	283,761
Frontier Communications Corp.,
8.500%, due 04/15/20	250,000	263,750
General Electric Co.,
Series D,
5.000%, due 01/21/21[2,3]	349,000	367,759

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
General Motors Co.,
6.600%, due 04/01/36	$180,000	$206,907
General Motors Financial Co., Inc.,
3.000%, due 09/25/17	250,000	251,468
Georgia-Pacific LLC,
8.000%, due 01/15/24	75,000	96,075
Gilead Sciences, Inc.,
3.650%, due 03/01/26	75,000	75,582
Goldman Sachs Group, Inc. (The),
5.750%, due 01/24/22	305,000	343,467
Great Plains Energy, Inc.,
4.850%, due 04/01/47	60,000	61,492
Home Depot, Inc. (The),
2.125%, due 09/15/26	100,000	92,782
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	80,000	77,013
International Lease Finance Corp.,
5.875%, due 08/15/22	120,000	133,490
7.125%, due 09/01/18[1]	400,000	427,475
JPMorgan Chase & Co.,
Series 1,
7.900%, due 04/30/18[2,3]	200,000	207,250
Kimberly-Clark Corp.,
3.200%, due 07/30/46	60,000	52,606
Kinder Morgan, Inc.,
5.550%, due 06/01/45	40,000	41,009
6.500%, due 09/15/20	100,000	111,621
7.250%, due 06/01/18	300,000	317,401
Kroger Co. (The),
6.900%, due 04/15/38	150,000	195,446
Lennar Corp.,
4.750%, due 05/30/25	130,000	130,325
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	200,000	210,014
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	147,884
Marathon Petroleum Corp.,
4.750%, due 09/15/44	120,000	108,498
MetLife, Inc.,
6.400%, due 12/15/36	35,000	38,412
Microsoft Corp.,
2.375%, due 02/12/22	250,000	250,560
Morgan Stanley,
4.350%, due 09/08/26	140,000	142,476
4.875%, due 11/01/22	350,000	378,389
Mosaic Co. (The),
5.625%, due 11/15/43	100,000	102,938
MPLX LP,
4.875%, due 06/01/25	70,000	73,317
NCR Corp.,
5.000%, due 07/15/22	200,000	203,000
Netflix, Inc.,
5.500%, due 02/15/22	240,000	255,000

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
United States—(Concluded)
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	$50,000	$47,426
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	200,000	195,677
PacifiCorp,
6.000%, due 01/15/39	150,000	190,242
Prudential Financial, Inc.,
6.625%, due 06/21/40	70,000	91,289
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	260,000	255,450
Realogy Group LLC,
5.250%, due 12/01/21[1]	150,000	156,000
Regency Energy Partners LP,
5.500%, due 04/15/23	500,000	519,375
Reynolds American, Inc.,
7.250%, due 06/15/37	175,000	232,127
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27[1]	200,000	208,871
Smithfield Foods, Inc.,
3.350%, due 02/01/22[1]	80,000	79,887
Southern Copper Corp.,
6.750%, due 04/16/40	40,000	45,052
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	211,250
SunTrust Bank,
7.250%, due 03/15/18	220,000	230,991
SunTrust Banks, Inc.,
2.700%, due 01/27/22	110,000	109,544
Synchrony Financial,
4.500%, due 07/23/25	90,000	92,353
Texas Instruments, Inc.,
1.850%, due 05/15/22	220,000	212,475
Time Warner Cable, Inc.,
8.750%, due 02/14/19	210,000	234,724
Time Warner, Inc.,
2.950%, due 07/15/26	190,000	176,903
Union Pacific Corp.,
4.050%, due 11/15/45	70,000	69,918
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	100,000	108,785
Valero Energy Corp.,
7.500%, due 04/15/32	140,000	177,921
Wells Fargo & Co.,
5.375%, due 11/02/43	70,000	77,932
Williams Partners LP,
6.300%, due 04/15/40	145,000	162,602
Windstream Services LLC,
7.750%, due 10/15/20	220,000	222,750
Total United States corporate bonds		15,596,331
Total corporate bonds (cost $20,996,970)		21,057,455

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities: 12.24%
United States: 12.24%
Americredit Automobile Receivables Trust,
Series 2016-4, Class D,
2.740%, due 12/08/22	$525,000	$521,175
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class D,
2.710%, due 09/08/22	600,000	595,512
Series 2017-1, Class D,
3.130%, due 01/18/23	350,000	349,852
Capital Auto Receivables Asset Trust,
Series 2016-2, Class D,
3.160%, due 11/20/23	475,000	477,518
Series 2015-4, Class D,
3.620%, due 05/20/21	125,000	127,674
Series 2016-1, Class D,
4.030%, due 08/21/23	975,000	994,295
Drive Auto Receivables Trust,
Series 2016-CA, Class A2,
1.410%, due 01/15/19[1]	299,871	299,733
Series 2016-AA, Class B,
3.170%, due 05/15/20[1]	585,000	588,501
Series 2015-DA, Class C,
3.380%, due 11/15/21[1]	975,000	985,764
Series 2017-AA, Class D,
4.160%, due 05/15/24[1]	200,000	203,024
Series 2016-CA, Class D,
4.180%, due 03/15/24[1]	175,000	178,480
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C,
2.250%, due 06/17/19	52,820	52,962
Series 2017-1, Class D,
3.170%, due 04/17/23	375,000	375,700
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	275,000	270,893
Series 2015-B, Class A,
2.550%, due 06/17/24	275,000	278,955
Total asset-backed securities (cost $6,305,443)		6,300,038

Collateralized mortgage obligations: 3.11%
United States: 3.11%
FREMF Mortgage Trust,
Series 2015-K48, Class B,
3.636%, due 08/25/48[1,2]	500,000	486,633
Series 2015-K50, Class B,
3.779%, due 10/25/48[1,2]	350,000	344,087
Series 2016-K55, Class B,
4.160%, due 04/25/49[1,2]	525,000	522,073
Series 2017-K724, Class B,
3.504%, due 11/25/23[1,2]	265,000	250,630
Total collateralized mortgage obligations (cost $1,584,495)		1,603,423

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities: 5.48%
United States: 5.48%
COMM Mortgage Trust,
Series 2015-DC1, Class A5,
3.350%, due 02/10/48	$300,000	$301,328
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.812%, due 07/15/31[1,2]	500,000	502,438
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[1]	400,000	395,858
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	204,186
Series 2015-C30, Class A5,
3.822%, due 07/15/48	250,000	259,729
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B,
4.464%, due 08/15/47[2]	500,000	520,994
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
3.412%, due 11/15/27[1,2]	125,000	123,467
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
3.947%, due 12/13/29[1,2]	500,000	512,321
Total commercial mortgage-backed securities (cost $2,843,890)		2,820,321

Mortgage-backed securities: 27.19%
United States: 27.19%
FHLMC,
3.000%, TBA	2,525,000	2,501,328
3.500%, TBA	875,000	894,927
4.000%, TBA	1,500,000	1,573,477
4.500%, TBA	375,000	401,843
FNMA,
2.500%, TBA	775,000	775,242
3.000%, TBA	1,125,000	1,115,684
3.500%, TBA	600,000	613,781
#MA2864 3.500%, due 01/01/47	420,897	430,813
#AE1568 4.000%, due 09/01/40	205,468	216,261
4.500%, TBA	1,150,000	1,233,151
#688066 5.500%, due 03/01/33	45,539	51,432
#793666 5.500%, due 09/01/34	174,911	194,340
#802481 5.500%, due 11/01/34	38,412	43,041
#596124 6.000%, due 11/01/28	50,220	57,143

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

		Face amount	Value
Bonds—(Continued)
Mortgage-backed securities—(Concluded)
United States—(Concluded)
GNMA,
3.000%, TBA		$1,200,000	$1,210,500
3.500%, TBA		1,400,000	1,451,461
4.000%, TBA		1,150,000	1,214,688
#781029 6.500%, due 05/15/29		13,831	16,011
Total mortgage-backed securities (cost $13,864,164)			13,995,123

Municipal bonds: 1.83%
State of California, GO Bonds,
7.300%, due 10/01/39		250,000	350,993
State of Illinois, GO Bonds,
5.877%, due 03/01/19		560,000	588,918
Total municipal bonds (cost $948,176)			939,911

Non-U.S. government obligations: 6.01%
Argentina: 0.31%
Republic of Argentina,
7.500%, due 04/22/26[1]		150,000	159,450

Brazil: 0.58%
Federative Republic of Brazil,
6.000%, due 04/07/26		275,000	298,925

Chile: 0.40%
Republic of Chile,
3.250%, due 09/14/21		200,000	206,800

Colombia: 0.70%
Ecopetrol SA,
5.375%, due 06/26/26		70,000	71,281
Republic of Colombia,
8.125%, due 05/21/24		230,000	291,180
			362,461
Indonesia: 0.48%
Republic of Indonesia,
6.625%, due 02/17/37[1]		200,000	246,000

Lebanon: 0.25%
Lebanon Government Bond,
6.850%, due 03/23/27		125,000	127,344

Mexico: 0.22%
United Mexican States,
4.000%, due 10/02/23		100,000	103,125
6.750%, due 09/27/34		10,000	12,450
			115,575
Peru: 0.57%
Republic of Peru,
7.350%, due 07/21/25		225,000	291,712

Spain: 2.29%
Kingdom of Spain,
1.300%, due 10/31/26[1,4]	EUR	1,130,000	1,178,956

Turkey: 0.21%
Republic of Turkey,
6.875%, due 03/17/36		$100,000	108,250
Total Non-U.S. government obligations (cost $3,097,859)			3,095,473

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Bonds—(Concluded)
U.S. government agency obligation: 0.38%
FNMA,
1.875%, due 09/24/26 (cost $195,133)	$210,000	$195,187

U.S. treasury obligations: 2.32%
U.S. Treasury Bond,
3.000%, due 02/15/47	85,000	84,651
U.S. Treasury Inflation Indexed Note (TIPS),
0.125%, due 04/15/21[2]	620,000	641,784
0.375%, due 01/15/27[2]	275,000	275,324
U.S. Treasury Note,
2.250%, due 02/15/27	195,000	192,486
Total U.S. treasury obligations (cost $1,194,236)		1,194,245
Total bonds (cost $51,030,366)		51,201,176

	Shares
Preferred stock: 0.20%
United States: 0.20%
JPMorgan Chase & Co., 5.450%, due 3/01/18[3] (cost $102,000)	4,000	101,760

Short-term investment: 23.47%
Investment company: 23.47%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $12,077,338)	12,077,338	12,077,338
Total investments: 123.14% (cost $63,209,704)		63,380,274
Liabilities, in excess of cash and other assets: (23.14%)		(11,910,845)
Net assets: 100.00%		$51,469,429

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$655,460
Gross unrealized depreciation	(484,890)
Net unrealized appreciation of investments	$170,570

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	2,700,000	USD	2,917,661	04/28/17	$34,215
JPMCB	GBP	160,000	USD	198,606	04/28/17	(1,971)
JPMCB	JPY	71,700,000	USD	646,661	04/28/17	2,012
JPMCB	USD	1,099,320	CHF	1,090,000	04/28/17	(9,617)
Net unrealized appreciation on forward foreign currency contracts						$24,639

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 16 contracts (USD)	June 2017	$2,571,028	$2,570,000	$(1,028)
US Treasury futures sell contracts:
Ultra 10 Year US Treasury Bond, 2 contracts (USD)	June 2017	(268,466)	(267,781)	685
US Long Bond, 2 contracts (USD)	June 2017	(299,278)	(301,687)	(2,409)
5 Year US Treasury Notes, 10 contracts (USD)	June 2017	(1,169,361)	(1,177,266)	(7,905)
10 Year US Treasury Notes, 10 contracts (USD)	June 2017	(1,243,251)	(1,245,625)	(2,374)
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 50 contracts (AUD)	June 2017	4,260,220	4,268,694	8,474
Euro-BTP, 12 contracts (EUR)	June 2017	1,669,398	1,673,041	3,643
Interest rate futures sell contracts:
Euro Schatz, 46 contracts (EUR)	June 2017	(5,515,079)	(5,508,177)	6,902
Euro-Bund, 15 contracts (EUR)	June 2017	(2,575,267)	(2,583,043)	(7,776)
Net unrealized depreciation on futures contracts				$(1,788)

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

Options written

	Expiration date	Premiums received	Value
Foreign exchange put options
Foreign Exchange Option, Sell USD/GBP, Notional Amount USD 2,200,000, strike @ GBP 0.82, counterparty: CITI	May 2017	$28,820	$(57,389)

Options written activity for the period ended March 31, 2017 was as follows:

	Number of contracts	Premiums received
Call options outstanding at June 30, 2016	130	$38,545
Call options written	—	—
Call options terminated in closing purchase transactions	(130)	(38,545)
Call options expired prior to exercise	—	—
Call options outstanding at March 31, 2017	—	$—

Premiums received
Swaptions & foreign exchange options outstanding at June 30, 2016	$105,847
Swaptions & foreign exchange options written	540,429
Swaptions & foreign exchange options terminated in closing purchase transactions	(617,456)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at March 31, 2017	$28,820

UBS Total Return Bond Fund
Portfolio of investments – March 31, 2017 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$21,057,455	$—	$21,057,455
Asset-backed securities	—	6,300,038	—	6,300,038
Collateralized mortgage obligations	—	1,603,423	—	1,603,423
Commercial mortgage-backed securities	—	2,820,321	—	2,820,321
Mortgage-backed securities	—	13,995,123	—	13,995,123
Municipal bonds	—	939,911	—	939,911
Non-U.S. government obligations	—	3,095,473	—	3,095,473
U.S. government agency obligation	—	195,187	—	195,187
U.S. treasury obligations	—	1,194,245	—	1,194,245
Preferred stock	101,760	—	—	101,760
Short-term investment	12,077,338	—	—	12,077,338
Forward foreign currency contracts	—	36,227	—	36,227
Futures contracts	19,704	—	—	19,704
Total	$12,198,802	$51,237,403	$—	$63,436,205

Liabilities
Forward foreign currency contracts	$—	$(11,588)	$—	$(11,588)
Futures contracts	(21,492)	—	—	(21,492)
Options written	—	(57,389)	—	(57,389)
Total	$(21,492)	$(68,977)	$—	$(90,469)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Perpetual investment. Date shown reflects the next call date.
4

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

UBS Municipal Bond Fund

Portfolio statistics – March 31, 2017 (unaudited)

Summary of municipal securities by state1

Percentage of net assets
Long-term municipal bonds
Arizona	1.23%
California	5.05
Colorado	1.41
Connecticut	2.73
Delaware	4.03
District of Columbia	0.95
Florida	9.89
Georgia	1.34
Hawaii	1.35
Illinois	15.45
Kentucky	2.22
Louisiana	0.24
Maryland	7.57
Massachusetts	2.52
Michigan	2.78
Minnesota	0.87
Mississippi	0.31
Nebraska	2.96
Nevada	1.69
New Jersey	4.84
New York	6.49
Pennsylvania	8.20
Rhode Island	3.48
Tennessee	0.94
Texas	8.84
Washington	1.74
Wisconsin	1.75
Total long-term municipal bonds	100.87%
Short-term investment	0.07
Total investments	100.94%
Liabilities, in excess of cash and other assets	(0.94)
Net assets	100.00%

1                 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds: 100.87%
Arizona: 1.23%
Salt River Project Agricultural Improvement and Power District, Electric System Revenue Bonds,
Series A,
5.000%, due 01/01/23	$1,325,000	$1,561,937

California: 5.05%
California State Public Works Board Revenue Bonds,
Series F,
5.000%, due 05/01/26	1,500,000	1,778,160
City of Los Angeles, Department of Water & Power system Revenue Bonds,
Subseries A-2,
0.790%, due 07/01/35[1]	300,000	300,000
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/32	1,000,000	1,128,420
5.000%, due 06/01/33	650,000	731,484
Irvine Unified School District, Community Facilities District No. 09-1,
Series B,
0.870%, due 09/01/51[1]	100,000	100,000
State of California, Various Purpose, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,393,480
		6,431,544
Colorado: 1.41%
City and County of Denver, Colorado Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,545,000	1,802,706

Connecticut: 2.73%
Connecticut Health & Educational Facilities Authority, Fairfield University Revenue Bonds,
Series M,
5.000%, due 07/01/18[2]	1,100,000	1,155,066
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	2,000,000	2,322,100
		3,477,166
Delaware: 4.03%
State of Delaware, GO Bonds,
5.000%, due 03/01/24	4,275,000	5,136,327

District of Columbia: 0.95%
District of Columbia, GO Bonds,
Series E,
5.000%, due 06/01/25	1,000,000	1,210,600

Florida: 9.89%
Central Florida Expressway Authority Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,130,260

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Florida—(Concluded)
Miami-Dade County Revenue Bonds,
5.000%, due 10/01/26	$1,000,000	$1,185,380
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,130,740
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	1,020,000	1,192,268
South Florida Water Management District, COP,
Series 2015,
5.000%, due 10/01/34	1,000,000	1,133,940
The School Board of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,290,340
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,122,740
Series D,
5.000%, due 02/01/23	1,000,000	1,155,910
5.000%, due 11/01/31	1,000,000	1,123,900
The School Board of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,136,980
		12,602,458
Georgia: 1.34%
State of Georgia, GO Bonds,
Series F,
5.000%, due 07/01/26	1,385,000	1,711,874

Hawaii: 1.35%
City & County of Honolulu, Wastewater System Revenue Bonds,
Series B,
5.000%, due 07/01/35	1,500,000	1,723,695

Illinois: 15.45%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,129,960
5.000%, due 01/01/31	1,050,000	1,178,772
5.250%, due 01/01/29	500,000	572,910
Series C,
5.000%, due 01/01/23	2,900,000	3,348,079
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	1,830,000	2,006,924
5.000%, due 11/15/26	1,500,000	1,717,710
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[2]	1,000,000	1,015,350

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Illinois—(Concluded)
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	$1,000,000	$1,179,930
5.000%, due 01/01/40	1,000,000	1,108,980
State of Illinois, GO Bonds,
5.000%, due 08/01/18	3,450,000	3,577,719
Series B,
5.250%, due 01/01/18	1,000,000	1,025,100
State of Illinois, Sales Tax Revenue Bonds, NATL-RE,
5.000%, due 06/15/22	1,105,000	1,251,877
5.750%, due 06/15/20	510,000	573,260
		19,686,571
Kentucky: 2.22%
Kentucky Property & Buildings Community Project No. 87 Revenue Bonds,
AGC,
5.250%, due 02/01/19[2]	2,635,000	2,831,782

Louisiana: 0.24%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Pollution Control, Exxon Project Revenue Bonds,
0.880%, due 03/01/22[1]	300,000	300,000

Maryland: 7.57%
State of Maryland, GO Bonds,
5.000%, due 06/01/26	2,180,000	2,598,015
Series B,
4.500%, due 08/01/17	1,000,000	1,012,530
Series C,
5.000%, due 08/01/24	5,000,000	6,041,000
		9,651,545
Massachusetts: 2.52%
The Commonwealth of Massachusetts, Consolidated Loan of 2002, GO Bonds,
Series C, NATL-RE,
5.500%, due 11/01/17	1,000,000	1,027,590
The Commonwealth of Massachusetts, Consolidated Loan of 2016, GO Bonds,
Series A,
5.000%, due 03/01/34	1,125,000	1,272,825
The Commonwealth of Massachusetts, GO Bonds,
Series B,
5.000%, due 07/01/22	780,000	911,102
		3,211,517
Michigan: 2.78%
Michigan Finance Authority Revenue Bonds,
5.000%, due 06/01/17[2]	1,150,000	1,158,211
Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds,
5.000%, due 10/01/17	1,160,000	1,184,580

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Michigan—(Concluded)
State Building Authority of Michigan, Facilities Program Revenue Bonds,
Series I,
5.000%, due 04/15/21	$1,060,000	$1,202,623
		3,545,414
Minnesota: 0.87%
City of Rochester, Health Care Facilities, Mayo Clinic Revenue Bonds,
Series B,
0.830%, due 11/15/38[1]	100,000	100,000
State of Minnesota, Trunk Highway, GO Bonds,
Series B,
4.000%, due 08/01/17	1,000,000	1,010,870
		1,110,870
Mississippi: 0.31%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
0.910%, due 12/01/30[1]	400,000	400,000

Nebraska: 2.96%
Douglas County Hospital Authority No. 2 Revenue Bonds,
5.000%, due 05/15/25	1,250,000	1,474,687
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	2,000,000	2,300,680
		3,775,367
Nevada: 1.69%
Clark County, Las Vegas-Mccarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,151,701

New Jersey: 4.84%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	1,000,000	1,162,640
Series E,
5.000%, due 01/01/34	860,000	959,837
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	500,000	521,630
Series Q,
5.000%, due 08/15/19	1,500,000	1,618,050
Series T,
5.000%, due 06/01/20	750,000	819,450
State of New Jersey, Various Purpose, GO Bonds,
5.000%, due 06/01/20	1,000,000	1,092,600
		6,174,207

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New York: 6.49%
City of New York, GO Bonds,
Series E,
5.000%, due 08/01/26	$1,000,000	$1,209,100
City of New York, Tax Exempt, GO Bonds,
Series I,
5.000%, due 08/01/17	1,040,000	1,054,550
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,170,820
New York City Transitional Finance Authority Revenue Bonds,
Subseries B-1,
5.000%, due 08/01/33	1,000,000	1,152,770
Subseries E-1,
5.000%, due 02/01/32	1,000,000	1,154,150
New York City Transitional Finance Authority, Revenue Bonds,
Subseries A-4,
0.860%, due 08/01/43[1]	100,000	100,000
New York State Dormitory Authority, Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/25	2,000,000	2,424,500
		8,265,890
Pennsylvania: 8.20%
City of Philadelphia, GO Bonds,
5.000%, due 08/01/20	1,590,000	1,756,298
Series A,
5.000%, due 08/01/22	1,000,000	1,143,630
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 08/15/21	1,700,000	1,929,466
5.000%, due 09/15/25	1,500,000	1,762,005
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-1,
5.000%, due 12/01/24	1,500,000	1,768,110
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,000,000	1,164,200
Philadelphia Municipal Authority, City Agreement Revenue Bonds,
Series A,
5.000%, due 11/15/17	910,000	931,804
		10,455,513
Rhode Island: 3.48%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Revenue Bonds,
8.375%, due 01/01/21[2]	2,000,000	2,477,160

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Rhode Island—(Concluded)
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/17	$850,000	$854,335
5.000%, due 06/01/21	1,000,000	1,097,960
		4,429,455
Tennessee: 0.94%
State of Tennessee, GO Bonds,
Series B,
5.000%, due 08/01/23	1,000,000	1,196,560

Texas: 8.84%
Austin Community College District Public Facility Corp., Round Rock Campus Revenue Bonds,
5.000%, due 08/01/24	1,000,000	1,165,800
Dallas Area Rapid Transit, Sales Tax Revenue Bonds,
Series B,
5.000%, due 12/01/22	1,600,000	1,874,688
Garland Independent School District, GO Bonds,
PSF-GTD,
5.000%, due 02/15/25	1,200,000	1,444,284
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,
0.960%, due 12/01/41[1]	100,000	100,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project Revenue Bonds,
0.850%, due 05/01/46[1]	100,000	100,000
0.850%, due 11/01/51[1]	100,000	100,000
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,491,590
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,000,000	1,212,970
Texas Transportation Commission, GO Bonds,
Series A,
5.000%, due 10/01/29	1,500,000	1,771,080
		11,260,412
Washington: 1.74%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue Bonds,
Series S-1,
5.000%, due 11/01/24	1,000,000	1,207,080
State of Washington, Motor Vehicle Fuel Tax, GO Bonds,
Series 5D,
4.000%, due 07/01/17	1,000,000	1,008,190
		2,215,270

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Wisconsin: 1.75%
Shawano School District, GO Bonds,
AGC,
4.250%, due 03/01/18[2]	$500,000	$514,930
State of Wisconsin, GO Bonds,
Series A,
5.000%, due 05/01/34	1,500,000	1,722,000
		2,236,930
Total long-term municipal bonds (cost $129,332,442)		128,557,311

	Shares
Short-term investment: 0.07%
Investment company: 0.07%
JPMorgan U.S. Government Money Market Fund, Capital Shares, (cost $83,707)	83,707	83,707
Total investments: 100.94% (cost $129,416,149)		128,641,018
Liabilities, in excess of cash and other assets: (0.94%)		(1,193,650)
Net assets: 100.00%		$127,447,368

UBS Municipal Bond Fund

Portfolio of investments – March 31, 2017 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$692,271
Gross unrealized depreciation	(1,467,402)
Net unrealized depreciation of investments	$(775,131)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

	Expiration date	proceeds	Value	Unrealized depreciation
US Treasury futures sell contracts:
US Long Bond, 28 contracts (USD)	June 2017	$(4,137,836)	$(4,223,625)	$(85,789)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$128,557,311	$—	$128,557,311
Short-term investment	83,707	—	—	83,707
Total	$83,707	$128,557,311	$—	$128,641,018

Liability
Futures contracts	$(85,789)	$—	$—	$(85,789)

At March 31, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

Portfolio acronyms
ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligations
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

To Be Announced. TBA security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury Inflation Protected Securities. TIPS are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank plc
CITI	Citibank NA
CSI	Credit Suisse International
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	May 30, 2017